ActivePassive Core Bond ETF
Schedule of Investments
November 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 32.9%	Par	Value
United States Treasury Note/Bond
4.63%, 02/28/2025	$1,809,000	$1,809,428
2.63%, 03/31/2025	1,307,000	1,299,427
3.88%, 03/31/2025	5,146,000	5,136,316
0.38%, 04/30/2025	512,000	503,623
2.88%, 04/30/2025	1,194,000	1,186,546
3.88%, 04/30/2025	279,000	278,394
2.13%, 05/15/2025	1,958,000	1,938,081
2.75%, 05/15/2025	158,000	156,836
0.25%, 05/31/2025	5,000	4,899
2.88%, 05/31/2025	5,000	4,962
2.88%, 06/15/2025	6,000	5,953
2.75%, 06/30/2025	1,066,000	1,056,295
3.00%, 07/15/2025	920,000	912,481
4.25%, 10/15/2025	11,000	10,988
4.25%, 12/31/2025	683,000	682,333
4.25%, 01/31/2026	271,000	270,778
4.00%, 02/15/2026	380,000	378,679
4.63%, 02/28/2026	300,000	301,113
4.63%, 03/15/2026	1,657,000	1,663,796
4.50%, 03/31/2026	656,000	657,743
4.88%, 04/30/2026	829,000	835,768
4.88%, 05/31/2026	882,000	889,718
4.63%, 06/30/2026	854,000	858,921
1.88%, 07/31/2026	345,000	332,130
4.38%, 07/31/2026	869,000	870,969
6.75%, 08/15/2026	1,661,000	1,733,669
0.75%, 08/31/2026	186,000	175,247
3.75%, 08/31/2026	1,485,000	1,473,166
3.50%, 09/30/2026	3,900,000	3,851,859
4.13%, 10/31/2026	1,490,000	1,488,021
2.00%, 11/15/2026	673,000	645,738
1.63%, 11/30/2026	205,000	195,102
4.38%, 12/15/2026	2,039,000	2,046,487
4.00%, 01/15/2027	3,055,000	3,044,618
4.25%, 03/15/2027	548,000	549,135
4.50%, 04/15/2027	1,496,000	1,507,658
4.50%, 05/15/2027	3,231,000	3,257,378
4.63%, 06/15/2027	4,391,000	4,443,057
3.25%, 06/30/2027	5,000	4,894
4.38%, 07/15/2027	1,625,000	1,635,029
3.75%, 08/15/2027	512,000	507,130
3.38%, 09/15/2027	5,055,000	4,957,652
0.38%, 09/30/2027	15,000	13,513
0.50%, 10/31/2027	1,136,000	1,024,308
6.13%, 11/15/2027	1,666,000	1,760,168
0.63%, 11/30/2027	5,000	4,513
0.63%, 12/31/2027	1,422,000	1,279,689
0.75%, 01/31/2028	5,000	4,504
4.00%, 02/29/2028	512,000	510,150
3.63%, 03/31/2028	1,510,000	1,487,114
1.25%, 05/31/2028	11,000	9,982
1.25%, 06/30/2028	5,000	4,527
1.00%, 07/31/2028	3,798,000	3,398,839
2.88%, 08/15/2028	1,173,000	1,123,308
1.13%, 08/31/2028	6,000	5,381
1.25%, 09/30/2028	5,000	4,496
1.38%, 10/31/2028	5,000	4,510
5.25%, 11/15/2028	1,659,000	1,728,989
1.50%, 11/30/2028	1,334,000	1,206,723
1.38%, 12/31/2028	1,311,000	1,177,647
3.75%, 12/31/2028	702,000	692,498
1.75%, 01/31/2029	5,000	4,553
4.00%, 01/31/2029	263,000	261,875
1.88%, 02/28/2029	10,000	9,139
4.25%, 02/28/2029	296,000	297,601
2.38%, 03/31/2029	5,000	4,659
4.63%, 04/30/2029	4,868,000	4,969,448
2.38%, 05/15/2029	5,000	4,655
4.50%, 05/31/2029	894,000	908,789
3.25%, 06/30/2029	2,387,000	2,302,523
4.25%, 06/30/2029	7,050,000	7,092,961
4.00%, 07/31/2029	3,378,000	3,364,343
1.63%, 08/15/2029	5,000	4,482
3.63%, 08/31/2029	1,430,000	1,401,791
3.50%, 09/30/2029	4,985,000	4,857,065
1.75%, 11/15/2029	5,000	4,488
3.88%, 12/31/2029	5,000	4,948
1.50%, 02/15/2030	5,000	4,394
4.00%, 02/28/2030	1,610,000	1,601,950
3.63%, 03/31/2030	658,000	643,002
3.50%, 04/30/2030	606,000	588,353
0.63%, 05/15/2030	3,436,000	2,856,108
3.75%, 05/31/2030	3,273,000	3,215,083
3.75%, 06/30/2030	1,324,000	1,300,365
4.00%, 07/31/2030	1,582,000	1,572,947
0.63%, 08/15/2030	6,524,000	5,376,439
4.13%, 08/31/2030	5,000	5,000
4.63%, 09/30/2030	323,000	331,378
4.88%, 10/31/2030	627,000	651,615
0.88%, 11/15/2030	4,518,000	3,758,235
4.38%, 11/30/2030	684,000	693,058
3.75%, 12/31/2030	3,461,000	3,392,726
4.00%, 01/31/2031	1,256,000	1,247,537
1.13%, 02/15/2031	4,296,000	3,609,731
4.25%, 02/28/2031	5,641,000	5,678,460
4.13%, 03/31/2031	15,523,000	15,519,968
4.63%, 04/30/2031	4,615,000	4,743,084
1.63%, 05/15/2031	15,000	12,892
4.63%, 05/31/2031	215,000	220,984
4.25%, 06/30/2031	4,153,000	4,181,714
4.13%, 07/31/2031	555,000	554,805
1.25%, 08/15/2031	4,666,000	3,884,354
3.75%, 08/31/2031	1,685,000	1,647,186
4.13%, 10/31/2031	760,000	759,763
1.38%, 11/15/2031	3,500,000	2,919,424
1.88%, 02/15/2032	2,685,000	2,307,737
2.88%, 05/15/2032	1,268,000	1,164,925
2.75%, 08/15/2032	1,291,000	1,172,011
3.50%, 02/15/2033	2,879,000	2,745,959
3.38%, 05/15/2033	5,000	4,716
3.88%, 08/15/2033	9,470,000	9,258,220
4.50%, 11/15/2033	398,000	407,219
4.00%, 02/15/2034	7,138,000	7,032,045
4.38%, 05/15/2034	14,219,000	14,415,622
3.88%, 08/15/2034	6,492,000	6,327,164
4.25%, 11/15/2034	1,355,000	1,361,246
4.75%, 02/15/2037	587,000	618,276
1.13%, 05/15/2040	589,000	374,372
1.13%, 08/15/2040	98,000	61,742
1.38%, 11/15/2040	638,000	416,818
1.88%, 02/15/2041	640,000	452,075
2.25%, 05/15/2041	147,000	109,885
1.75%, 08/15/2041	637,000	435,263
2.00%, 11/15/2041	615,000	435,581
3.13%, 11/15/2041	19,000	16,104
2.38%, 02/15/2042	587,000	440,135
3.13%, 02/15/2042	971,000	819,357
3.25%, 05/15/2042	623,000	532,908
3.88%, 02/15/2043	580,000	537,995
3.88%, 05/15/2043	51,000	47,216
4.38%, 08/15/2043	264,000	261,231
3.75%, 11/15/2043	3,298,000	2,985,334
4.75%, 11/15/2043	2,244,000	2,328,413
4.50%, 02/15/2044	502,000	503,490
3.38%, 05/15/2044	675,000	575,701
4.63%, 05/15/2044	4,798,000	4,888,712
4.13%, 08/15/2044	208,000	198,055
2.88%, 08/15/2045	200,000	155,812
3.00%, 02/15/2047	626,000	491,165
2.75%, 08/15/2047	194,000	144,882
2.75%, 11/15/2047	298,000	222,115
3.13%, 05/15/2048	714,000	568,467
3.00%, 08/15/2048	515,000	400,282
3.38%, 11/15/2048	802,000	666,193
3.00%, 02/15/2049	660,000	511,887
2.88%, 05/15/2049	794,000	600,354
2.25%, 08/15/2049	1,047,000	694,067
2.38%, 11/15/2049	795,000	540,895
2.00%, 02/15/2050	338,000	210,563
1.38%, 08/15/2050	2,028,000	1,068,304
1.63%, 11/15/2050	364,000	204,842
1.88%, 02/15/2051	1,403,000	842,129
2.38%, 05/15/2051	1,372,000	927,225
2.00%, 08/15/2051	540,000	333,123
1.88%, 11/15/2051	2,493,000	1,485,867
2.25%, 02/15/2052	2,113,000	1,381,044
2.88%, 05/15/2052	838,000	629,515
3.00%, 08/15/2052	296,000	228,336
3.63%, 02/15/2053	686,000	598,026
3.63%, 05/15/2053	605,000	527,957
4.13%, 08/15/2053	499,000	476,223
4.75%, 11/15/2053	2,350,000	2,487,374
4.25%, 02/15/2054	400,000	390,805
4.63%, 05/15/2054	879,000	914,023
4.25%, 08/15/2054	1,750,000	1,711,992
4.50%, 11/15/2054	275,000	280,779
TOTAL U.S. TREASURY SECURITIES (Cost $248,699,548)		248,396,524

EXCHANGE TRADED FUNDS - 26.7%	Shares	Value
iShares Core U.S. Aggregate Bond ETF	274,226	27,203,219
iShares MBS ETF	1,052,756	98,885,371
Vanguard Total International Bond ETF (a)	1,495,696	75,607,433
TOTAL EXCHANGE TRADED FUNDS (Cost $196,777,108)		201,696,023

CORPORATE BONDS - 19.0%	Par	Value
Advertising & Marketing - 0.0%(b)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (c)	9,000	8,630
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (c)	9,000	8,359
Stagwell Global LLC, 5.63%, 08/15/2029 (c)	14,000	13,509
		30,498

Aerospace & Defense - 0.0%(b)
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (c)	14,000	14,345
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (c)	8,000	8,897
TransDigm, Inc.
6.75%, 08/15/2028 (c)	147,000	150,118
4.63%, 01/15/2029	24,000	22,788
		196,148

Airlines - 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (c)	37,000	36,972
AS Mileage Plan IP Ltd., 5.31%, 10/20/2031 (c)	235,000	230,388
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (c)	8,000	8,423
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	439,218	430,807
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	134,205	137,573
United Airlines Class B Pass Through Trust, Series 2020-1, 4.88%, 01/15/2026	260,000	259,521
United Airlines, Inc., 4.63%, 04/15/2029 (c)	15,000	14,425
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (c)	8,000	7,064
		1,125,173

Apparel & Textile Products - 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031 (c)	12,000	12,443

Automobiles & Components - 0.1%
Dana, Inc., 4.25%, 09/01/2030	11,000	9,839
General Motors Co., 6.80%, 10/01/2027	370,000	388,448
Goodyear Tire & Rubber Co., 5.25%, 04/30/2031	100,000	91,779
		490,066

Automobiles Manufacturing - 1.0%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	54,744
BMW US Capital LLC
4.90%, 04/02/2029 (c)	379,000	380,392
4.15%, 04/09/2030 (c)	164,000	158,985
2.55%, 04/01/2031 (c)	284,000	248,874
5.15%, 08/11/2033 (c)	82,000	83,089
Ford Motor Credit Co. LLC, 7.12%, 11/07/2033	460,000	494,897
General Motors Financial Co., Inc.
4.00%, 01/15/2025	393,000	392,460
5.80%, 06/23/2028	626,000	643,994
5.85%, 04/06/2030	45,000	46,642
5.75%, 02/08/2031	121,000	124,435
Hyundai Capital America
1.80%, 10/15/2025 (c)	401,000	390,325
1.50%, 06/15/2026 (c)	233,000	221,527
5.45%, 06/24/2026 (c)	11,000	11,098
3.50%, 11/02/2026 (c)	94,000	91,661
5.30%, 03/19/2027 (c)	10,000	10,123
5.30%, 06/24/2029 (c)	9,000	9,131
Mercedes-Benz Finance North America LLC
3.50%, 08/03/2025 (c)	726,000	719,984
4.80%, 03/30/2026 (c)	436,000	436,762
3.75%, 02/22/2028 (c)	1,071,000	1,041,388
5.10%, 08/03/2028 (c)	312,000	315,602
2.63%, 03/10/2030 (c)	857,000	768,224
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (c)	332,000	300,169
6.20%, 11/16/2028 (c)	344,000	355,498
6.45%, 11/16/2030 (c)	200,000	210,023
		7,510,027

Banks - 2.9%
Bank of America Corp.
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027	687,000	654,027
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028	1,452,000	1,424,653
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	267,252
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	19,301
5.43% to 08/15/2034 then SOFR + 1.91%, 08/15/2035	700,000	699,837
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030 (c)	369,000	372,277
BPCE SA
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032 (c)	260,000	219,733
5.94% to 05/30/2034 then SOFR + 1.85%, 05/30/2035 (c)	1,280,000	1,303,725
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (c)	132,000	142,945
Citibank NA, 5.80%, 09/29/2028	500,000	520,858
Citigroup, Inc.
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	220,000	213,208
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027	754,000	722,476
3.89% to 01/10/2027 then 3 mo. Term SOFR + 1.82%, 01/10/2028	210,000	206,169
3.07% to 02/24/2027 then SOFR + 1.28%, 02/24/2028	809,000	779,738
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	555,000	535,044
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	122,000	118,904
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,456,000	1,524,826
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	731,311
Comerica, Inc., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	27,000	27,578
Deutsche Bank AG/New York NY, 5.40% to 09/11/2034 then SOFR + 2.05%, 09/11/2035	275,000	268,202
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	358,000	371,139
Huntington Bancshares, Inc./OH, 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	340,000	348,672
JPMorgan Chase & Co.
1.05% to 11/19/2025 then SOFR + 0.80%, 11/19/2026	401,000	387,151
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	447,000	434,989
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	210,000	182,991
Lloyds Banking Group PLC, 5.59% to 11/26/2034 then 1 yr. CMT Rate + 1.20%, 11/26/2035	545,000	552,935
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	585,869
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	261,758
Morgan Stanley Bank NA, 5.48%, 07/16/2025	376,000	377,888
National Australia Bank Ltd.
2.33%, 08/21/2030 (c)	250,000	215,145
2.99%, 05/21/2031 (c)	250,000	220,303
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	311,782
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,183
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	413,000	423,031
Santander Holdings USA, Inc.
6.12% to 05/31/2026 then SOFR + 1.23%, 05/31/2027	115,000	116,766
6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	390,000	402,670
Synovus Financial Corp., 5.20%, 08/11/2025	11,000	10,995
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034	330,000	326,978
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	497,000	534,957
5.71% to 01/24/2034 then SOFR + 1.92%, 01/24/2035	335,000	345,736
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	275,883
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	234,239
5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	335,000	349,852
Wells Fargo & Co.
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026	170,000	168,157
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	477,417
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	527,000	526,883
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	634,000	650,091
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	215,000	223,305
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	28,000	28,372
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	109,779
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	960,000	984,208
5.21% to 12/03/2034 then SOFR + 1.38%, 12/03/2035	425,000	427,029
5.38%, 11/02/2043	175,000	170,902
		21,795,119

Biotechnology - 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062 (c)	6,000	5,536

Cable & Satellite - 0.2%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (c)	81,000	75,316
4.50%, 05/01/2032	140,000	123,805
Cox Communications, Inc., 3.50%, 08/15/2027 (c)	1,029,000	997,516
Sirius XM Radio, Inc.
5.50%, 07/01/2029 (c)	21,000	20,542
4.13%, 07/01/2030 (c)	70,000	63,205
Sky Group Finance Ltd., 6.50%, 10/15/2035 (c)	227,000	248,635
		1,529,019

Capital Goods - 0.8%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,128
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	212,397
1.88%, 08/15/2026	394,000	375,288
5.20%, 07/15/2031	450,000	453,819
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (c)	14,000	13,748
Boeing Co.
2.20%, 02/04/2026	604,000	583,861
5.04%, 05/01/2027	1,085,000	1,085,771
Bombardier, Inc.
7.25%, 07/01/2031 (c)	12,000	12,410
7.00%, 06/01/2032 (c)	100,000	102,168
Carrier Global Corp., 5.90%, 03/15/2034	341,000	361,018
Chart Industries, Inc., 7.50%, 01/01/2030 (c)	9,000	9,413
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (c)	8,000	7,995
Esab Corp., 6.25%, 04/15/2029 (c)	6,000	6,111
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/2030 (c)	18,000	19,130
7.00%, 05/01/2031 (c)	130,000	134,875
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	384,843
5.95%, 02/01/2037	250,000	265,381
Nordson Corp., 5.80%, 09/15/2033	97,000	102,360
Northrop Grumman Corp.
4.95%, 03/15/2053	703,000	663,016
5.20%, 06/01/2054	347,000	339,821
Otis Worldwide Corp., 5.13%, 11/19/2031	125,000	126,797
Pike Corp., 8.63%, 01/31/2031 (c)	6,000	6,427
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	358,842
		5,635,619

Casinos & Gaming - 0.0%(b)
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026 (c)	5,000	4,973
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc., 8.00%, 08/01/2030 (c)	12,000	12,384
		17,357

Chemicals - 0.1%
Air Liquide Finance SA, 3.50%, 09/27/2046 (c)	238,000	186,478
Celanese US Holdings LLC, 6.95%, 11/15/2033	205,000	219,373
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (c)	8,000	7,795
NOVA Chemicals Corp., 8.50%, 11/15/2028 (c)	20,000	21,342
Tronox, Inc., 4.63%, 03/15/2029 (c)	6,000	5,531
Windsor Holdings III LLC, 8.50%, 06/15/2030 (c)	12,000	12,764
		453,283

Commercial & Professional Services - 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (c)	13,000	13,362
Brink's Co., 6.50%, 06/15/2029 (c)	8,000	8,184
CoreLogic, Inc., 4.50%, 05/01/2028 (c)	8,000	7,488
Equifax, Inc.
5.10%, 12/15/2027	275,000	278,322
3.10%, 05/15/2030	60,000	55,073
Republic Services, Inc.
5.00%, 04/01/2034	212,000	212,915
5.70%, 05/15/2041	129,000	134,245
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	97,150
Waste Management, Inc., 3.90%, 03/01/2035	65,000	59,767
		866,506

Commercial Finance - 0.1%
Azorra Finance Ltd., 7.75%, 04/15/2030 (c)	8,000	8,045
GGAM Finance Ltd., 8.00%, 06/15/2028 (c)	17,000	17,973
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (c)	8,000	8,222
Macquarie Airfinance Holdings Ltd., 6.40%, 03/26/2029 (c)	12,000	12,418
Penske Truck Leasing Co. Lp / PTL Finance Corp.
4.00%, 07/15/2025 (c)	336,000	333,974
1.20%, 11/15/2025 (c)	200,000	193,177
		573,809

Construction Materials Manufacturing - 0.1%
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (c)	6,000	6,092
Holcim Finance US LLC, 3.50%, 09/22/2026 (c)	345,000	337,159
Holcim US Finance Luxembourg SA, 6.88%, 09/29/2039 (c)	70,000	75,583
Standard Industries, Inc./NY, 4.75%, 01/15/2028 (c)	80,000	77,812
		496,646

Consumer Discretionary Distribution & Retail - 0.0%(b)
Arko Corp., 5.13%, 11/15/2029 (c)	9,000	8,310
Bath & Body Works, Inc., 6.63%, 10/01/2030 (c)	25,000	25,625
Genuine Parts Co., 6.88%, 11/01/2033	117,000	131,087
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,151
Lowe's Cos., Inc., 5.75%, 07/01/2053	119,000	123,483
Nordstrom, Inc., 4.38%, 04/01/2030	5,000	4,573
Upbound Group, Inc., 6.38%, 02/15/2029 (c)	5,000	4,906
		310,135

Consumer Durables & Apparel - 0.1%
Beazer Homes USA, Inc., 7.50%, 03/15/2031 (c)	7,000	7,150
Crocs, Inc., 4.25%, 03/15/2029 (c)	5,000	4,647
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (c)	11,000	11,539
LGI Homes, Inc., 4.00%, 07/15/2029 (c)	8,000	7,246
Mattel, Inc., 3.75%, 04/01/2029 (c)	315,000	298,202
MDC Holdings, Inc., 3.97%, 08/06/2061	32,000	25,865
Whirlpool Corp., 5.50%, 03/01/2033	132,000	131,639
		486,288

Consumer Finance - 0.0%(b)
Freedom Mortgage Corp., 12.25%, 10/01/2030 (c)	24,000	26,669
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032 (c)	30,000	30,978
PHH Escrow Issuer LLC, 9.88%, 11/01/2029 (c)	6,000	5,812
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (c)	6,000	6,249
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031 (c)	23,000	20,605
United Wholesale Mortgage LLC, 5.50%, 04/15/2029 (c)	20,000	19,367
		109,680

Consumer Products - 0.0%(b)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029 (c)	6,000	5,811
6.63%, 07/15/2030 (c)	50,000	51,234
		57,045

Consumer Services - 0.1%
Aramark Services, Inc., 5.00%, 02/01/2028 (c)	56,000	54,882
Brinker International, Inc., 8.25%, 07/15/2030 (c)	12,000	12,768
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (c)	7,000	6,597
Carnival Corp.
4.00%, 08/01/2028 (c)	17,000	16,195
6.00%, 05/01/2029 (c)	9,000	9,039
Churchill Downs, Inc.
5.75%, 04/01/2030 (c)	17,000	16,891
6.75%, 05/01/2031 (c)	60,000	61,495
Full House Resorts, Inc., 8.25%, 02/15/2028 (c)	8,000	7,979
Life Time, Inc., 6.00%, 11/15/2031 (c)	9,000	9,011
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	104,186
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/2028 (c)	90,000	90,002
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (c)	60,000	60,055
Starbucks Corp., 3.00%, 02/14/2032	349,000	311,035
Williams Scotsman, Inc., 6.63%, 06/15/2029 (c)	50,000	50,989
		811,124

Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047 (c)	573,000	487,548
Sysco Corp., 4.45%, 03/15/2048	164,000	140,327
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (a)	8,000	8,061
Walmart, Inc.
4.00%, 04/15/2026	160,000	159,433
3.90%, 04/15/2028	150,000	148,535
4.00%, 04/15/2030	69,000	68,383
		1,012,287

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (c)	256,000	255,219
5.65%, 01/15/2034 (c)	3,000	3,073
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (c)	12,000	12,137
LABL, Inc., 8.63%, 10/01/2031 (c)	6,000	5,662
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (c)	80,000	81,996
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (c)	8,000	7,980
		366,067

Department Stores - 0.0%(b)
Macy's Retail Holdings LLC, 5.88%, 03/15/2030 (c)	68,000	65,480

Design, Manufacturing & Distribution - 0.0%(b)
Imola Merger Corp., 4.75%, 05/15/2029 (c)	70,000	67,243

Educational Services - 0.0%(b)
American University, 3.67%, 04/01/2049	327,000	261,020
George Washington University, 4.30%, 09/15/2044	5,000	4,436
University of Chicago, 2.76%, 04/01/2045	87,000	68,550
		334,006

Electrical Equipment Manufacturing - 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (c)	23,000	23,283
Vertiv Group Corp., 4.13%, 11/15/2028 (c)	11,000	10,484
		33,767

Energy - 1.1%
Antero Resources Corp., 5.38%, 03/01/2030 (c)	18,000	17,697
Cheniere Energy Partners LP, 4.00%, 03/01/2031	354,000	332,727
Civitas Resources, Inc., 8.63%, 11/01/2030 (c)	12,000	12,725
CNX Midstream Partners LP, 4.75%, 04/15/2030 (c)	8,000	7,460
Comstock Resources, Inc., 6.75%, 03/01/2029 (c)	86,000	84,852
CVR Energy, Inc., 8.50%, 01/15/2029 (c)	12,000	11,802
Diamondback Energy, Inc.
5.20%, 04/18/2027	140,000	141,835
5.15%, 01/30/2030	210,000	212,588
4.25%, 03/15/2052	230,000	184,322
5.75%, 04/18/2054	195,000	194,505
5.90%, 04/18/2064	220,000	219,513
DT Midstream, Inc., 4.13%, 06/15/2029 (c)	68,000	64,635
Energy Transfer LP
2.90%, 05/15/2025	310,000	307,070
5.63%, 05/01/2027 (c)	71,000	71,229
6.00%, 02/01/2029 (c)	703,000	714,506
5.25%, 04/15/2029	822,000	834,472
5.95%, 05/15/2054	450,000	454,634
EOG Resources, Inc., 5.65%, 12/01/2054	170,000	175,082
EQM Midstream Partners LP
4.13%, 12/01/2026	90,000	89,836
4.50%, 01/15/2029 (c)	26,000	25,244
EQT Corp., 5.75%, 02/01/2034	3,000	3,072
Expand Energy Corp., 4.75%, 02/01/2032	230,000	219,044
KazMunayGas National Co. JSC, 6.38%, 10/24/2048 (c)	435,000	418,857
Marathon Petroleum Corp., 4.70%, 05/01/2025	950,000	948,989
Northern Oil & Gas, Inc., 8.75%, 06/15/2031 (c)	20,000	21,064
Occidental Petroleum Corp.
5.20%, 08/01/2029	210,000	210,860
3.50%, 08/15/2029	72,000	66,615
6.13%, 01/01/2031	210,000	217,935
7.88%, 09/15/2031	109,000	123,096
6.45%, 09/15/2036	130,000	136,707
4.10%, 02/15/2047	82,000	58,842
Phillips 66, 1.30%, 02/15/2026	255,000	244,905
Saudi Arabian Oil Co., 5.75%, 07/17/2054 (c)	420,000	410,872
SM Energy Co., 6.50%, 07/15/2028	22,000	22,061
Targa Resources Corp., 5.50%, 02/15/2035	269,000	273,078
TransCanada PipeLines Ltd., 6.20%, 10/15/2037	80,000	85,432
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/2028	341,000	334,087
Valero Energy Corp., 6.63%, 06/15/2037	300,000	329,817
Vital Energy, Inc., 9.75%, 10/15/2030	15,000	16,110
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	90,745
		8,388,922

Entertainment Content - 0.3%
Discovery Communications LLC
4.88%, 04/01/2043	5,000	3,948
5.20%, 09/20/2047	139,000	115,089
4.00%, 09/15/2055	244,000	167,064
Univision Communications, Inc., 8.50%, 07/31/2031 (c)	21,000	20,849
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	2,140,000	1,809,389
		2,116,339

Entertainment Resources - 0.0%(b)
Cinemark USA, Inc., 5.25%, 07/15/2028 (c)	20,000	19,571
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027 (c)	14,000	13,843
		33,414

Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle, Inc., 1.05%, 07/15/2026	150,000	141,417
EPR Properties
4.50%, 04/01/2025	25,000	24,914
3.75%, 08/15/2029	373,000	346,997
Iron Mountain, Inc.
4.88%, 09/15/2029 (c)	42,000	40,480
5.25%, 07/15/2030 (c)	80,000	77,689
Kimco Realty OP LLC, 4.85%, 03/01/2035	390,000	381,222
Realty Income Corp.
4.70%, 12/15/2028	103,000	103,352
4.00%, 07/15/2029	242,000	235,439
3.10%, 12/15/2029	161,000	149,669
4.85%, 03/15/2030	500,000	502,795
2.70%, 02/15/2032	256,000	221,416
		2,225,390

Exploration & Production - 0.0%(b)
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (c)	11,000	11,416
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.88%, 06/30/2029 (c)	8,000	7,877
6.63%, 10/15/2032 (c)	70,000	70,122
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/2031 (c)	8,000	7,618
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (c)	11,000	10,822
Permian Resources Operating LLC, 5.88%, 07/01/2029 (c)	12,000	11,948
		119,803

Financial Services - 1.4%
Ally Financial, Inc., 6.18% to 07/26/2034 then SOFR + 2.29%, 07/26/2035	575,000	582,977
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	307,001
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	177,000	195,343
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027 (c)	35,000	33,550
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (c)	5,000	5,086
Blackstone Private Credit Fund, 4.70%, 03/24/2025	197,000	196,529
Block, Inc., 6.50%, 05/15/2032 (c)	80,000	82,178
Cantor Fitzgerald LP, 7.20%, 12/12/2028 (c)	26,000	27,350
Capital One Financial Corp.
4.99% to 07/24/2025 then SOFR + 2.16%, 07/24/2026	295,000	294,963
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	656,000	681,633
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	547,000	562,739
Carlyle Finance LLC, 5.65%, 09/15/2048 (c)	51,000	50,985
Charles Schwab Corp., 4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	353,000	341,468
Coinbase Global, Inc., 3.38%, 10/01/2028 (c)	14,000	12,719
Enova International, Inc., 9.13%, 08/01/2029 (c)	8,000	8,404
FirstCash, Inc., 6.88%, 03/01/2032 (c)	33,000	33,688
goeasy Ltd., 7.63%, 07/01/2029 (c)	8,000	8,308
Goldman Sachs Group, Inc.
1.95% to 10/21/2026 then SOFR + 0.91%, 10/21/2027	833,000	789,118
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	762,000	738,170
2.60%, 02/07/2030	369,000	331,478
6.13%, 02/15/2033	211,000	230,715
3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	995,000	877,627
HAT Holdings I LLC / HAT Holdings II LLC, 8.00%, 06/15/2027 (c)	26,000	27,141
Jane Street Group / JSG Finance, Inc., 7.13%, 04/30/2031 (c)	49,000	51,031
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029 (c)	13,000	13,891
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	260,339
4.00%, 03/15/2029 (c)	5,000	4,753
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033 (c)	347,000	353,556
Mastercard, Inc., 4.88%, 05/09/2034	208,000	209,661
Morgan Stanley
3.63%, 01/20/2027	365,000	358,871
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	152,615
3.59%, 07/22/2028 (d)	208,000	201,411
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	134,459
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034	190,000	193,551
5.83% to 04/19/2034 then SOFR + 1.58%, 04/19/2035	250,000	262,276
5.52% to 11/19/2054 then SOFR + 1.71%, 11/19/2055	205,000	211,902
Nuveen LLC, 5.55%, 01/15/2030 (c)	418,000	431,234
OneMain Finance Corp.
3.50%, 01/15/2027	50,000	48,076
7.50%, 05/15/2031	18,000	18,755
PennyMac Financial Services, Inc.
4.25%, 02/15/2029 (c)	22,000	20,719
7.13%, 11/15/2030 (c)	8,000	8,214
PRA Group, Inc., 5.00%, 10/01/2029 (c)	14,000	12,941
PROG Holdings, Inc., 6.00%, 11/15/2029 (c)	15,000	14,667
Radian Group, Inc., 6.20%, 05/15/2029	381,000	393,598
Rithm Capital Corp., 8.00%, 04/01/2029 (c)	11,000	11,035
S&P Global, Inc.
3.70%, 03/01/2052	185,000	145,978
3.90%, 03/01/2062	119,000	93,848
Starwood Property Trust, Inc., 7.25%, 04/01/2029 (c)	7,000	7,217
State Street Corp., 6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	377,754
StoneX Group, Inc., 7.88%, 03/01/2031 (c)	26,000	27,520
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (c)	27,000	27,869
		10,466,911

Food & Beverage - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	545,000	533,977
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	477,000	467,353
4.90%, 02/01/2046	182,000	173,025
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/2039	355,000	461,242
Cargill, Inc.
5.13%, 10/11/2032 (c)	222,000	225,965
4.75%, 04/24/2033 (c)	84,000	83,663
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (c)	9,000	9,448
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
6.75%, 03/15/2034	279,000	304,135
6.50%, 12/01/2052	90,000	95,436
Mars, Inc.
2.70%, 04/01/2025 (c)	348,000	345,577
4.55%, 04/20/2028 (c)	496,000	496,004
4.20%, 04/01/2059 (c)	350,000	283,182
		3,479,007

Food, Beverage & Tobacco - 0.3%
B&G Foods, Inc., 8.00%, 09/15/2028 (c)	17,000	17,514
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	64,283
J M Smucker Co.
6.20%, 11/15/2033	355,000	381,446
3.55%, 03/15/2050	40,000	29,384
Kellanova, 5.75%, 05/16/2054	37,000	39,062
Philip Morris International, Inc.
5.13%, 02/15/2030	580,000	590,713
5.63%, 09/07/2033	356,000	370,946
The Campbell's Co.
5.30%, 03/20/2026	10,000	10,069
4.75%, 03/23/2035	200,000	193,400
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	342,511
		2,039,328

Forest & Paper Products Manufacturing - 0.0%(b)
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	14,133

Hardware - 0.2%
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	145,000	138,603
Dell International LLC / EMC Corp.
5.40%, 04/15/2034	427,000	436,040
4.85%, 02/01/2035	600,000	583,655
		1,158,298

Health Care Equipment & Services - 0.6%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (c)	40,000	37,639
Centene Corp., 4.63%, 12/15/2029	508,000	487,377
Cigna Group, 5.60%, 02/15/2054	360,000	361,316
CVS Health Corp.
3.00%, 08/15/2026	320,000	310,397
5.13%, 02/21/2030	225,000	225,172
5.63%, 02/21/2053	161,000	153,960
DaVita, Inc., 4.63%, 06/01/2030 (c)	5,000	4,687
Elevance Health, Inc., 5.85%, 11/01/2064	205,000	211,260
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	70,000	70,150
Humana, Inc.
8.15%, 06/15/2038	135,000	161,214
5.50%, 03/15/2053	102,000	97,714
5.75%, 04/15/2054	345,000	343,214
Owens & Minor, Inc., 6.63%, 04/01/2030 (c)	4,000	3,878
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030 (c)	9,000	8,710
Solventum Corp.
5.60%, 03/23/2034 (c)	345,000	350,403
6.00%, 05/15/2064 (c)	290,000	295,707
Tenet Healthcare Corp.
4.63%, 06/15/2028	100,000	97,118
6.13%, 10/01/2028	14,000	14,046
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	10,047
4.25%, 01/15/2029	631,000	625,569
5.63%, 07/15/2054	440,000	456,812
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	30,137
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	231,889
		4,588,416

Health Care Facilities & Services - 0.6%
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,519
3.63%, 03/01/2049	33,000	24,139
Allina Health System, 4.81%, 11/15/2045	582,000	538,791
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	324,264
CHS/Community Health Systems, Inc., 5.63%, 03/15/2027 (c)	21,000	20,342
CommonSpirit Health
6.07%, 11/01/2027	63,000	65,396
5.21%, 12/01/2031	15,000	15,278
4.35%, 11/01/2042	45,000	39,332
5.55%, 12/01/2054	777,000	789,453
Dignity Health, 4.50%, 11/01/2042	414,000	365,597
Hartford HealthCare Corp., 3.45%, 07/01/2054	465,000	347,892
HCA, Inc.
5.38%, 09/01/2026	55,000	55,294
4.50%, 02/15/2027	255,000	253,104
5.88%, 02/01/2029	215,000	221,247
5.45%, 04/01/2031	145,000	147,093
3.50%, 07/15/2051	200,000	137,783
IQVIA, Inc., 6.25%, 02/01/2029	196,000	204,621
LifePoint Health, Inc., 9.88%, 08/15/2030 (c)	8,000	8,698
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	7,706
Mount Sinai Hospital, 3.98%, 07/01/2048	33,000	24,524
MultiCare Health System, 2.80%, 08/15/2050	82,000	51,080
Novant Health, Inc., 3.17%, 11/01/2051	52,000	36,566
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	15,292
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,854
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (c)	6,000	6,100
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	367,150
Star Parent, Inc., 9.00%, 10/01/2030 (c)	11,000	11,371
Sutter Health
2.29%, 08/15/2030	28,000	24,619
5.16%, 08/15/2033	49,000	49,955
4.09%, 08/15/2048	182,000	155,496
5.55%, 08/15/2053	67,000	70,978
Toledo Hospital, 5.75%, 11/15/2038	135,000	136,104
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (c)	9,000	9,353
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	18,829
		4,554,820

Home Improvement - 0.0%(b)
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (c)	9,000	8,661

Homebuilders - 0.0%(b)
Adams Homes, Inc., 9.25%, 10/15/2028 (c)	8,000	8,425
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/2030 (c)	8,000	7,424
Shea Homes LP / Shea Homes Funding Corp., 4.75%, 02/15/2028	60,000	58,468
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (c)	8,000	7,646
		81,963

Household & Personal Products - 0.1%
Clorox Co., 4.60%, 05/01/2032	314,000	312,136
Edgewell Personal Care Co., 4.13%, 04/01/2029 (c)	20,000	18,752
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	143,785
Kenvue, Inc.
5.05%, 03/22/2053	177,000	173,225
5.20%, 03/22/2063	41,000	40,290
		688,188

Industrial Other - 0.0%(b)
Ashtead Capital, Inc., 5.55%, 05/30/2033 (c)	232,000	233,751
Ritchie Bros Holdings, Inc., 7.75%, 03/15/2031 (c)	40,000	42,356
		276,107

Insurance - 0.4%
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	4,104
6.75%, 02/15/2054	84,000	97,733
CNA Financial Corp., 4.50%, 03/01/2026	625,000	623,540
CNO Financial Group, Inc.
5.25%, 05/30/2029	571,000	573,007
6.45%, 06/15/2034	204,000	214,987
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	47,779
MetLife, Inc., 10.75%, 08/01/2039	103,000	141,222
Primerica, Inc., 2.80%, 11/19/2031	503,000	437,029
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	77,699
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (e)	258,000	258,311
W R Berkley Corp., 4.75%, 08/01/2044	177,000	164,280
		2,639,691

Integrated Oils - 0.1%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	414,381
4.99%, 04/10/2034	181,000	181,170
		595,551

Internet Media - 0.0%(b)
Match Group Holdings II LLC, 5.63%, 02/15/2029 (c)	73,000	72,368

Leisure Products Manufacturing - 0.0%(b)
Acushnet Co., 7.38%, 10/15/2028 (c)	6,000	6,277
Amer Sports Co., 6.75%, 02/16/2031 (c)	6,000	6,138
		12,415

Life Insurance - 0.1%
Corebridge Global Funding, 5.20%, 01/12/2029 (c)	147,000	149,120
Global Atlantic Fin Co., 6.75%, 03/15/2054 (c)	13,000	13,738
Guardian Life Global Funding, 3.25%, 03/29/2027 (c)	66,000	64,029
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (c)	233,000	236,835
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064 (c)	400,000	417,290
RGA Global Funding, 5.45%, 05/24/2029 (c)	8,000	8,209
		889,221

Machinery Manufacturing - 0.1%
CNH Industrial Capital LLC
1.45%, 07/15/2026	370,000	351,335
4.55%, 04/10/2028	192,000	190,711
		542,046

Managed Care - 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029 (c)	11,000	11,217
5.88%, 06/15/2054 (c)	334,000	340,529
		351,746

Materials - 0.2%
ATI, Inc.
4.88%, 10/01/2029	60,000	57,774
7.25%, 08/15/2030	8,000	8,371
Carpenter Technology Corp., 7.63%, 03/15/2030	5,000	5,201
Cleveland-Cliffs, Inc.
6.75%, 04/15/2030 (c)	8,000	8,052
7.00%, 03/15/2032 (c)	50,000	50,317
Eldorado Gold Corp., 6.25%, 09/01/2029 (c)	8,000	7,928
ERO Copper Corp., 6.50%, 02/15/2030 (c)	11,000	10,842
International Paper Co., 6.00%, 11/15/2041	177,000	189,322
Magnera Corp., 7.25%, 11/15/2031 (c)	6,000	5,920
Mativ Holdings, Inc., 8.00%, 10/01/2029 (c)	3,000	3,029
Methanex Corp., 5.25%, 12/15/2029	10,000	9,781
Mosaic Co., 5.45%, 11/15/2033	508,000	515,731
Northern Star Resources Ltd., 6.13%, 04/11/2033 (c)	161,000	167,759
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	74,490
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	5,346
TriMas Corp., 4.13%, 04/15/2029 (c)	6,000	5,607
Vulcan Materials Co.
4.95%, 12/01/2029	110,000	110,941
5.35%, 12/01/2034 (a)	495,000	506,113
5.70%, 12/01/2054	100,000	103,680
		1,846,204

Media & Entertainment - 0.2%
Alphabet, Inc., 2.25%, 08/15/2060	60,000	34,877
AMC Networks, Inc., 10.25%, 01/15/2029 (c)	7,000	7,449
Comcast Corp., 3.30%, 02/01/2027	100,000	97,599
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (c)	40,000	39,196
Meta Platforms, Inc.
5.40%, 08/15/2054	235,000	240,117
5.55%, 08/15/2064	400,000	413,320
Paramount Global, 6.88%, 04/30/2036	210,000	218,442
Playtika Holding Corp., 4.25%, 03/15/2029 (c)	6,000	5,513
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	216,020
TEGNA, Inc., 5.00%, 09/15/2029	14,000	13,241
Townsquare Media, Inc., 6.88%, 02/01/2026 (c)	14,000	13,993
Walt Disney Co., 3.80%, 05/13/2060	121,000	93,448
Ziff Davis, Inc., 4.63%, 10/15/2030 (c)	70,000	65,523
		1,458,738

Medical Equipment & Devices Manufacturing - 0.0%(b)
Medline Borrower LP
3.88%, 04/01/2029 (c)	110,000	103,198
5.25%, 10/01/2029 (c)	21,000	20,519
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (c)	9,000	9,158
		132,875

Metals & Mining - 0.1%
Glencore Funding LLC
2.50%, 09/01/2030 (c)	105,000	92,275
6.38%, 10/06/2030 (c)	348,000	371,178
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	135,470
Novelis Corp., 4.75%, 01/30/2030 (c)	18,000	16,952
		615,875

National - 0.0%(b)
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (c)	6,000	5,879

Oil & Gas Services & Equipment - 0.0%(b)
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028 (c)	8,000	8,036
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (c)	20,000	20,690
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (c)	18,000	18,453
		47,179

Pharmaceuticals - 0.1%
Bayer US Finance II LLC
4.20%, 07/15/2034 (c)	113,000	100,214
5.50%, 07/30/2035 (c)	30,000	28,751
4.40%, 07/15/2044 (c)	100,000	77,919
Novartis Capital Corp., 4.00%, 09/18/2031	145,000	140,322
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	36,000	34,498
Utah Acquisition Sub, Inc., 3.95%, 06/15/2026	299,000	294,499
		676,203

Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	1,145,000	1,112,540
4.95%, 03/15/2031	255,000	258,250
4.05%, 11/21/2039	120,000	106,874
5.40%, 03/15/2054	190,000	192,953
Amgen, Inc.
5.60%, 03/02/2043	60,000	60,938
5.65%, 03/02/2053	372,000	379,725
5.75%, 03/02/2063	376,000	383,093
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (c)	8,000	7,684
Eli Lilly & Co.
5.00%, 02/27/2026	228,000	228,025
4.95%, 02/27/2063	147,000	140,343
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (c)	11,000	11,142
Johnson & Johnson, 3.40%, 01/15/2038	246,000	211,987
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	47,583
Viatris, Inc., 2.70%, 06/22/2030	631,000	553,840
		3,694,977

Pipeline - 0.7%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029 (c)	5,000	5,158
Cameron LNG LLC
3.30%, 01/15/2035 (c)	298,000	253,309
3.40%, 01/15/2038 (c)	688,000	586,587
DCP Midstream Operating LP
6.45%, 11/03/2036 (c)	838,000	882,384
6.75%, 09/15/2037 (c)	348,000	377,170
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	125,000	124,790
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032 (c)	174,000	154,566
Enterprise Products Operating LLC, 4.95%, 02/15/2035	1,085,000	1,079,183
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030 (c)	7,000	6,170
Global Partners LP / GLP Finance Corp., 6.88%, 01/15/2029	18,000	18,065
Gulfstream Natural Gas System LLC
4.60%, 09/15/2025 (c)	74,000	73,711
6.19%, 11/01/2025 (c)	293,000	295,032
ITT Holdings LLC, 6.50%, 08/01/2029 (c)	6,000	5,624
Kinetik Holdings LP, 5.88%, 06/15/2030 (c)	84,000	83,899
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (c)	6,000	6,534
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (c)	10,000	10,251
NGPL PipeCo LLC, 4.88%, 08/15/2027 (c)	129,000	128,404
Northern Natural Gas Co.
3.40%, 10/16/2051 (c)	88,000	61,771
5.63%, 02/01/2054 (c)	85,000	86,435
NuStar Logistics LP, 6.38%, 10/01/2030	16,000	16,492
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030	356,000	349,490
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 03/01/2027 (c)	60,000	60,038
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (c)	297,000	285,481
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029 (c)	14,000	13,013
Venture Global LNG, Inc.
9.50%, 02/01/2029 (c)	32,000	35,767
7.00%, 01/15/2030 (c)	80,000	81,874
		5,081,198

Power Generation - 0.1%
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	192,706
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (c)	27,000	25,335
Vistra Operations Co. LLC
3.70%, 01/30/2027 (c)	173,000	168,864
4.38%, 05/01/2029 (c)	146,000	139,670
6.88%, 04/15/2032 (c)	30,000	31,151
6.95%, 10/15/2033 (c)	115,000	126,625
		684,351

Property & Casualty Insurance - 0.3%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (c)	9,000	9,190
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (c)	70,000	70,740
7.00%, 01/15/2031 (c)	15,000	15,246
AmWINS Group, Inc., 6.38%, 02/15/2029 (c)	9,000	9,092
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	211,000	216,010
Aon North America, Inc.
5.15%, 03/01/2029	746,000	758,260
5.30%, 03/01/2031	210,000	215,937
5.45%, 03/01/2034	625,000	642,342
5.75%, 03/01/2054	85,000	88,145
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031 (c)	9,000	9,269
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR US + 3.23%, 11/01/2057 (c)(e)	96,000	79,221
HUB International Ltd., 7.25%, 06/15/2030 (c)	91,000	94,489
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (c)	11,000	11,277
		2,219,218

Publishing & Broadcasting - 0.0%(b)
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (c)	13,000	13,475
Nexstar Media, Inc., 4.75%, 11/01/2028 (c)	6,000	5,670
		19,145

Railroad - 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	99,091
4.55%, 09/01/2044	219,000	199,720
		298,811

Real Estate - 0.5%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	2,029
COPT Defense Properties LP
2.75%, 04/15/2031	576,000	495,949
2.90%, 12/01/2033	486,000	397,405
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030 (c)	9,000	9,535
Invitation Homes Operating Partnership LP, 4.88%, 02/01/2035	420,000	408,816
Kilroy Realty LP
3.45%, 12/15/2024	117,000	116,912
2.50%, 11/15/2032	261,000	206,883
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (c)	80,000	79,474
7.00%, 02/01/2030 (c)	5,000	5,128
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029 (c)	6,000	6,027
Piedmont Operating Partnership LP, 6.88%, 07/15/2029	5,000	5,159
Prologis LP
1.63%, 03/15/2031	28,000	23,321
4.75%, 06/15/2033	583,000	578,434
Regency Centers LP, 4.65%, 03/15/2049	219,000	194,555
RHP Hotel Properties LP / RHP Finance Corp., 4.75%, 10/15/2027	80,000	78,589
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (c)	8,000	7,310
Simon Property Group LP
6.75%, 02/01/2040	227,000	258,575
5.85%, 03/08/2053	84,000	88,637
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (c)	48,000	51,035
Ventas Realty LP, 3.00%, 01/15/2030	195,000	178,254
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027 (c)	183,000	184,480
XHR LP, 4.88%, 06/01/2029 (c)	6,000	5,712
		3,382,219

Refining & Marketing - 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040 (c)	36,000	39,019
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (c)	14,000	14,381
Sunoco LP / Sunoco Finance Corp., 4.50%, 05/15/2029	18,000	17,183
		70,583

Restaurants - 0.0%(b)
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/2030 (c)	60,000	54,545
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (c)	21,000	19,467
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (c)	9,000	9,687
		83,699

Retail - Consumer Discretionary - 0.0%(b)
Academy Ltd., 6.00%, 11/15/2027 (c)	7,000	6,990
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 01/15/2030 (c)	8,000	8,328
Champions Financing, Inc., 8.75%, 02/15/2029 (c)	13,000	13,085
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (c)	10,000	10,501
Evergreen Acqco 1 LP / TVI, Inc., 9.75%, 04/26/2028 (c)	12,000	12,668
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (c)	6,000	6,340
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (c)	50,000	51,790
Wayfair LLC, 7.25%, 10/31/2029 (c)	3,000	3,048
		112,750

Retail - Consumer Staples - 0.0%(b)
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (c)	6,000	6,289
Performance Food Group, Inc.
5.50%, 10/15/2027 (c)	50,000	49,773
4.25%, 08/01/2029 (c)	40,000	37,643
US Foods, Inc., 4.75%, 02/15/2029 (c)	8,000	7,726
		101,431

Semiconductors - 0.1%
Foundry JV Holdco LLC, 6.25%, 01/25/2035 (c)	955,000	987,437

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.
3.15%, 11/15/2025	70,000	68,972
5.05%, 07/12/2029	280,000	283,210
4.35%, 02/15/2030	560,000	549,086
5.15%, 11/15/2031	240,000	243,833
3.42%, 04/15/2033 (c)	420,000	373,587
3.19%, 11/15/2036 (c)	695,000	571,606
Intel Corp.
4.00%, 08/05/2029	395,000	381,427
3.25%, 11/15/2049	90,000	58,513
4.75%, 03/25/2050	665,000	556,847
4.90%, 08/05/2052	150,000	127,502
5.90%, 02/10/2063	75,000	73,007
Micron Technology, Inc.
5.38%, 04/15/2028	139,000	141,662
6.75%, 11/01/2029	305,000	328,381
5.88%, 09/15/2033	38,000	39,765
		3,797,398

Software & Services - 0.5%
AppLovin Corp.
5.13%, 12/01/2029	345,000	347,450
5.38%, 12/01/2031	290,000	292,981
5.50%, 12/01/2034	290,000	293,337
5.95%, 12/01/2054	175,000	179,830
Cadence Design Systems, Inc.
4.30%, 09/10/2029	190,000	187,798
4.70%, 09/10/2034	430,000	422,356
Cloud Software Group, Inc., 8.25%, 06/30/2032 (c)	20,000	20,862
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (c)	8,000	8,162
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (c)	66,000	68,481
Gen Digital, Inc., 6.75%, 09/30/2027 (c)	8,000	8,171
International Business Machines Corp., 4.90%, 07/27/2052	808,000	761,368
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	256,795
Open Text Holdings, Inc., 4.13%, 02/15/2030 (c)	46,000	42,424
Oracle Corp.
2.30%, 03/25/2028	265,000	246,608
3.60%, 04/01/2050	245,000	181,305
UKG, Inc., 6.88%, 02/01/2031 (c)	50,000	51,434
VMware LLC, 3.90%, 08/21/2027	714,000	699,507
		4,068,869

Supermarkets & Pharmacies - 0.1%
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033 (c)	920,000	1,079,542

Supranationals - 0.0%(b)
International Bank for Reconstruction & Development, 0.65%, 02/10/2026	50,000	47,938

Technology Hardware & Equipment - 0.2%
Avnet, Inc., 6.25%, 03/15/2028	305,000	315,895
Coherent Corp., 5.00%, 12/15/2029 (c)	9,000	8,689
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029	335,000	331,838
Jabil, Inc., 5.45%, 02/01/2029	107,000	108,951
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	462,036
TTM Technologies, Inc., 4.00%, 03/01/2029 (c)	29,000	27,129
Viavi Solutions, Inc., 3.75%, 10/01/2029 (c)	15,000	13,712
Vontier Corp., 2.40%, 04/01/2028	374,000	341,602
		1,609,852

Telecommunication Services - 0.3%
AT&T, Inc.
1.65%, 02/01/2028	349,000	318,644
3.50%, 09/15/2053	415,000	296,866
3.55%, 09/15/2055	702,000	499,411
Verizon Communications, Inc.
5.05%, 05/09/2033	265,000	268,249
4.78%, 02/15/2035 (c)	340,000	331,648
5.50%, 02/23/2054	95,000	96,149
4.67%, 03/15/2055	44,000	39,281
Vodafone Group PLC
5.75%, 06/28/2054	350,000	351,554
5.88%, 06/28/2064	210,000	210,459
Zayo Group Holdings, Inc., 4.00%, 03/01/2027 (c)	6,000	5,663
		2,417,924

Tobacco - 0.1%
Imperial Brands Finance PLC
5.50%, 02/01/2030 (c)	370,000	376,959
5.88%, 07/01/2034 (c)	505,000	512,823
		889,782

Transportation - 0.1%
Delta Air Lines, Inc., 7.00%, 05/01/2025 (c)	151,000	151,989
Uber Technologies, Inc.
4.80%, 09/15/2034	340,000	333,036
5.35%, 09/15/2054	90,000	87,852
Union Pacific Corp., 5.15%, 01/20/2063	40,000	39,075
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	80,246
XPO, Inc., 7.13%, 02/01/2032 (c)	25,000	26,087
		718,285

Transportation & Logistics - 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028 (c)	458,000	418,616
5.50%, 09/20/2033 (c)	230,000	236,501
5.38%, 01/18/2034 (c)	342,000	348,195
TTX Co., 4.60%, 02/01/2049 (c)	358,000	329,559
		1,332,871

Travel & Lodging - 0.0%(b)
Brightline East LLC, 11.00%, 01/31/2030 (c)	200,000	187,522
Viking Cruises Ltd., 7.00%, 02/15/2029 (c)	8,000	8,086
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (c)	70,000	69,339
		264,947

Utilities - 1.7%
AEP Texas, Inc., 3.85%, 10/01/2025 (c)	174,000	172,239
American Transmission Systems, Inc., 5.00%, 09/01/2044 (c)	108,000	103,564
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 06/01/2028 (c)	11,000	11,315
Appalachian Power Co., 5.65%, 04/01/2034	113,000	117,102
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	88,032
Brooklyn Union Gas Co., 6.39%, 09/15/2033 (c)	548,000	586,829
Calpine Corp., 5.00%, 02/01/2031 (c)	120,000	113,857
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	249,000	249,643
5.30%, 04/01/2053	122,000	122,254
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	64,000	51,965
Consolidated Edison Co. of New York, Inc., 3.20%, 12/01/2051	635,000	441,804
DTE Electric Co., 3.65%, 03/01/2052	19,000	14,732
DTE Energy Co.
1.05%, 06/01/2025	280,000	274,808
4.95%, 07/01/2027	481,000	484,252
Duke Energy Corp.
3.40%, 06/15/2029	490,000	463,926
5.75%, 09/15/2033	452,000	475,387
4.20%, 06/15/2049	211,000	171,868
Duke Energy Indiana LLC, 5.40%, 04/01/2053	113,000	113,877
Edison International
5.75%, 06/15/2027	332,000	339,245
6.95%, 11/15/2029	15,000	16,256
Electricite de France SA, 5.25%, 10/13/2055 (c)	209,000	192,644
Enel Finance America LLC, 7.10%, 10/14/2027 (c)	200,000	211,904
Enel Finance International NV, 6.80%, 09/15/2037 (c)	100,000	111,184
Engie SA, 5.25%, 04/10/2029 (c)	311,000	317,162
Entergy Louisiana LLC, 5.15%, 09/15/2034	246,000	248,092
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	64,514
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	60,064
Exelon Corp., 5.60%, 03/15/2053	139,000	141,543
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/2029 (c)	20,000	18,800
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028 (c)	349,000	354,683
Florida Power & Light Co., 5.96%, 04/01/2039	244,000	265,197
Indianapolis Power & Light Co., 5.70%, 04/01/2054 (c)	270,000	280,917
Interstate Power and Light Co., 5.70%, 10/15/2033	140,000	146,416
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	169,603
MidAmerican Energy Co., 5.75%, 11/01/2035	230,000	246,384
Narragansett Electric Co., 5.35%, 05/01/2034 (c)	132,000	134,330
National Fuel Gas Co., 5.50%, 10/01/2026	77,000	77,873
New England Power Co., 2.81%, 10/06/2050 (c)	70,000	44,746
New York State Electric & Gas Corp., 5.85%, 08/15/2033 (c)	20,000	21,003
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	230,000	231,607
5.11%, 09/29/2057 (c)	446,000	415,074
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	33,283
4.55%, 06/01/2044	27,000	23,165
4.50%, 04/01/2047	9,000	7,760
Pacific Gas and Electric Co.
6.40%, 06/15/2033	210,000	225,351
6.95%, 03/15/2034	290,000	324,625
4.95%, 07/01/2050	420,000	376,865
Public Service Co. of Colorado, 5.25%, 04/01/2053	104,000	102,226
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	115,607
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	61,423
Rochester Gas and Electric Corp., 3.10%, 06/01/2027 (c)	698,000	669,252
San Diego Gas & Electric Co.
3.75%, 06/01/2047	66,000	52,080
5.35%, 04/01/2053	48,000	48,048
Southern Co.
3.25%, 07/01/2026	590,000	577,970
5.70%, 03/15/2034	444,000	465,454
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	290,000	242,445
Spire, Inc., 4.70%, 08/15/2044	187,000	162,148
Talen Energy Supply LLC, 8.63%, 06/01/2030 (c)	15,000	16,160
Tampa Electric Co., 4.90%, 03/01/2029	264,000	266,467
Union Electric Co.
2.15%, 03/15/2032	241,000	202,527
5.20%, 04/01/2034	131,000	133,764
5.45%, 03/15/2053	60,000	60,642
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	101,024
5.45%, 04/01/2053	164,000	165,625
		12,600,606

Waste & Environment Services & Equipment - 0.0%(b)
Wrangler Holdco Corp., 6.63%, 04/01/2032 (c)	70,000	72,178

Wireless Telecommunications Services - 0.4%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	419,374
4.75%, 02/01/2028	315,000	314,038
3.38%, 04/15/2029	792,000	746,906
3.88%, 04/15/2030	340,000	324,928
2.55%, 02/15/2031	375,000	327,900
2.88%, 02/15/2031	413,000	366,823
4.70%, 01/15/2035	310,000	300,745
		2,800,714

Wireline Telecommunications Services - 0.0%(b)
Cogent Communications Group LLC, 7.00%, 06/15/2027 (c)	13,000	13,204
Consolidated Communications, Inc., 6.50%, 10/01/2028 (c)	6,000	5,855
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (c)	80,000	80,165
Level 3 Financing, Inc.
11.00%, 11/15/2029 (c)	8,000	9,100
10.75%, 12/15/2030 (c)	15,000	16,950
NTT Finance Corp., 2.07%, 04/03/2031 (c)	209,000	178,099
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (c)	11,000	11,493
		314,866
TOTAL CORPORATE BONDS (Cost $141,470,388)		143,267,653

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES – 7.3%	Par	Value
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	34,625
0.00%, 12/14/2029 (g)	301,000	244,138
Pool QB8934, 2.50%, 02/01/2051	25,222	21,229
Pool QC6759, 2.00%, 09/01/2051	28,298	22,764
Pool QF7085, 5.50%, 02/01/2053	66,585	66,662
Pool RA3661, 2.50%, 10/01/2050	109,336	92,598
Pool RA6605, 3.00%, 01/01/2052	24,518	21,435
Pool RA6815, 2.50%, 02/01/2052	239,751	202,663
Pool RA7326, 3.50%, 05/01/2052	30,697	27,857
Pool RA9475, 5.00%, 07/01/2053	188,681	185,417
Pool SD0781, 3.00%, 11/01/2051	72,561	63,746
Pool SD1117, 4.50%, 06/01/2052	19,097	18,420
Pool SD1377, 3.50%, 07/01/2052	402,384	367,341
Pool SD1505, 4.50%, 08/01/2052	84,287	81,147
Pool SD2253, 3.50%, 12/01/2052	156,412	142,007
Pool SD2862, 6.00%, 05/01/2053	21,769	22,059
Pool SD3218, 5.00%, 05/01/2053	22,802	22,423
Pool SD3611, 3.00%, 03/01/2052	22,447	19,710
Pool SD3770, 2.50%, 03/01/2052	251,791	212,843
Pool SD3977, 5.00%, 04/01/2053	769,238	756,246
Pool SD3983, 5.50%, 09/01/2053	23,426	23,519
Pool SD4428, 2.50%, 05/01/2052	23,073	19,487
Pool SD4553, 3.00%, 09/01/2053	639,530	558,635
Pool SD4712, 4.50%, 12/01/2052	42,332	40,728
Pool SD4835, 2.50%, 02/01/2051	497,961	421,069
Pool SD4997, 5.00%, 10/01/2053	1,656,389	1,628,774
Pool SD5314, 3.00%, 01/01/2053	119,850	105,049
Pool SD8114, 2.50%, 12/01/2050	973,606	822,849
Pool SD8135, 2.50%, 03/01/2051	27,210	22,902
Pool SD8150, 2.00%, 06/01/2051	591,749	477,596
Pool SD8157, 3.00%, 07/01/2051	184,738	162,468
Pool SD8166, 2.00%, 09/01/2051	620,754	500,615
Pool SD8167, 2.50%, 09/01/2051	85,243	71,905
Pool SD8188, 2.00%, 01/01/2052	378,695	304,780
Pool SD8193, 2.00%, 02/01/2052	85,770	68,956
Pool SD8205, 2.50%, 04/01/2052	188,510	158,258
Pool SD8214, 3.50%, 05/01/2052	1,839,675	1,670,115
Pool SD8215, 4.00%, 05/01/2052	212,696	199,395
Pool SD8221, 3.50%, 06/01/2052	453,167	411,668
Pool SD8222, 4.00%, 06/01/2052	83,626	78,321
Pool SD8225, 3.00%, 07/01/2052	214,396	187,178
Pool SD8227, 4.00%, 07/01/2052	971,816	911,041
Pool SD8234, 2.50%, 08/01/2052	1,852,820	1,553,118
Pool SD8242, 3.00%, 09/01/2052	226,140	197,456
Pool SD8243, 3.50%, 09/01/2052	365,640	331,955
Pool SD8258, 5.00%, 10/01/2052	178,780	176,025
Pool SD8265, 4.00%, 11/01/2052	665,440	622,794
Pool SD8288, 5.00%, 01/01/2053	22,038	21,695
Pool SD8315, 5.00%, 04/01/2053	179,997	176,947
Pool SD8316, 5.50%, 04/01/2053	335,862	335,752
Pool SD8324, 5.50%, 05/01/2053	655,192	655,636
Pool SD8325, 6.00%, 05/01/2053	112,357	113,775
Pool SD8331, 5.50%, 06/01/2053	917,385	917,735
Pool SD8363, 6.00%, 09/01/2053	301,109	304,974
Pool SD8368, 6.00%, 10/01/2053	116,366	117,825
Pool SD8373, 6.00%, 11/01/2053	25,924	26,243
Pool SD8382, 5.00%, 12/01/2053	334,111	328,194
Pool SD8401, 5.50%, 02/01/2054	171,065	170,971
Pool SD8402, 6.00%, 02/01/2054	139,533	141,253
Federal National Mortgage Association
Pool BP3478, 2.00%, 06/01/2051	23,999	19,357
Pool BT6823, 2.50%, 10/01/2051	170,740	143,734
Pool BT9030, 2.00%, 08/01/2051	25,242	20,341
Pool BU7102, 2.50%, 12/01/2051	95,109	80,324
Pool BX5065, 5.50%, 01/01/2053	21,958	21,970
Pool CA6435, 3.50%, 07/01/2050	1,300,953	1,184,345
Pool CA7248, 2.50%, 10/01/2050	30,495	25,658
Pool CA8026, 2.50%, 12/01/2050	1,293,861	1,089,411
Pool CB1066, 2.50%, 07/01/2051	276,837	234,092
Pool CB1149, 3.00%, 07/01/2051	255,391	224,235
Pool CB3600, 3.50%, 05/01/2052	160,961	146,949
Pool CB4020, 4.00%, 07/01/2052	35,948	33,689
Pool CB4121, 4.00%, 07/01/2052	120,014	112,360
Pool CB4852, 4.50%, 10/01/2052	258,219	248,439
Pool CB5906, 5.50%, 03/01/2053	22,076	22,103
Pool CB6031, 5.00%, 04/01/2053	48,652	47,926
Pool CB6201, 6.00%, 05/01/2053	43,031	43,633
Pool CB6308, 4.50%, 05/01/2053	875,916	842,477
Pool CB6475, 5.00%, 06/01/2053	811,950	798,423
Pool CB6619, 5.50%, 06/01/2053	62,147	62,146
Pool FM9067, 2.50%, 10/01/2051	484,581	406,494
Pool FM9540, 2.00%, 11/01/2051	233,862	189,452
Pool FS0176, 2.50%, 01/01/2052	389,536	328,986
Pool FS0288, 2.00%, 01/01/2052	78,922	63,934
Pool FS0631, 3.00%, 02/01/2052	30,571	26,750
Pool FS2040, 2.00%, 02/01/2052	86,542	69,639
Pool FS2321, 2.50%, 02/01/2052	469,037	396,618
Pool FS2512, 3.50%, 07/01/2052	308,055	280,855
Pool FS2805, 2.50%, 09/01/2052	328,658	277,566
Pool FS3251, 6.00%, 11/01/2052	59,118	60,098
Pool FS3497, 3.50%, 08/01/2052	202,083	183,583
Pool FS3569, 3.00%, 02/01/2052	180,376	157,816
Pool FS4035, 5.00%, 03/01/2053	679,830	669,245
Pool FS4110, 2.50%, 03/01/2052	52,389	44,094
Pool FS4114, 4.50%, 03/01/2053	21,879	21,023
Pool FS4377, 3.00%, 04/01/2052	1,513,674	1,321,829
Pool FS4874, 5.50%, 06/01/2053	22,501	22,570
Pool FS4919, 2.50%, 05/01/2053	505,956	425,838
Pool FS5235, 5.50%, 07/01/2053	196,115	196,586
Pool FS5673, 4.00%, 02/01/2053	345,349	323,547
Pool FS5846, 2.50%, 09/01/2052	78,626	66,177
Pool FS6288, 5.50%, 10/01/2053	23,280	23,383
Pool FS6471, 3.00%, 05/01/2052	93,453	81,714
Pool FS6633, 3.00%, 06/01/2052	436,197	380,732
Pool FS6838, 5.50%, 11/01/2053	60,639	60,605
Pool FS6866, 5.00%, 10/01/2053	293,863	288,904
Pool FS7252, 5.00%, 11/01/2053	166,274	163,338
Pool MA4078, 2.50%, 07/01/2050	232,311	196,900
Pool MA4211, 3.00%, 12/01/2050	24,432	21,644
Pool MA4305, 2.00%, 04/01/2051	190,470	153,662
Pool MA4398, 2.00%, 08/01/2051	68,493	55,263
Pool MA4413, 2.00%, 09/01/2051	48,973	39,477
Pool MA4493, 2.50%, 12/01/2051	23,469	19,747
Pool MA4512, 2.50%, 01/01/2052	82,151	68,991
Pool MA4548, 2.50%, 02/01/2052	128,458	107,964
Pool MA4563, 2.50%, 03/01/2052	106,746	89,682
Pool MA4565, 3.50%, 03/01/2052	34,966	31,830
Pool MA4578, 2.50%, 04/01/2052	708,822	595,723
Pool MA4579, 3.00%, 04/01/2052	229,854	200,938
Pool MA4598, 2.50%, 05/01/2052	314,373	263,423
Pool MA4599, 3.00%, 05/01/2052	39,032	34,091
Pool MA4600, 3.50%, 05/01/2052	2,551,813	2,316,677
Pool MA4625, 3.50%, 06/01/2052	77,795	70,642
Pool MA4653, 3.00%, 07/01/2052	715,986	625,445
Pool MA4655, 4.00%, 07/01/2052	822,184	770,033
Pool MA4684, 4.50%, 06/01/2052	69,938	67,268
Pool MA4698, 3.00%, 08/01/2052	223,318	195,100
Pool MA4700, 4.00%, 08/01/2052	440,017	412,171
Pool MA4732, 4.00%, 09/01/2052	275,110	257,645
Pool MA4733, 4.50%, 09/01/2052	81,693	78,599
Pool MA4761, 5.00%, 09/01/2052	322,949	317,998
Pool MA4783, 4.00%, 10/01/2052	119,893	112,281
Pool MA4784, 4.50%, 10/01/2052	223,475	214,944
Pool MA4786, 5.50%, 10/01/2052	27,455	27,485
Pool MA4805, 4.50%, 11/01/2052	136,681	131,478
Pool MA4868, 5.00%, 01/01/2053	26,610	26,161
Pool MA4917, 4.50%, 02/01/2053	31,637	30,427
Pool MA4918, 5.00%, 02/01/2053	301,489	296,773
Pool MA4940, 5.00%, 03/01/2053	26,471	26,031
Pool MA4978, 5.00%, 04/01/2053	399,577	393,163
Pool MA5009, 5.00%, 05/01/2053	558,397	548,820
Pool MA5010, 5.50%, 05/01/2053	29,421	29,421
Pool MA5038, 5.00%, 06/01/2053	2,006,999	1,972,182
Pool MA5071, 5.00%, 07/01/2053	365,503	359,231
Pool MA5073, 6.00%, 07/01/2053	231,961	234,939
Pool MA5106, 5.00%, 08/01/2053	437,213	429,293
Pool MA5107, 5.50%, 08/01/2053	310,313	310,259
Pool MA5108, 6.00%, 08/01/2053	67,856	68,796
Pool MA5138, 5.50%, 09/01/2053	785,492	785,381
Pool MA5139, 6.00%, 09/01/2053	1,076,277	1,089,980
Pool MA5165, 5.50%, 10/01/2053	22,525	22,519
Pool MA5166, 6.00%, 10/01/2053	338,441	342,753
Pool MA5192, 6.50%, 11/01/2053	188,358	192,933
Pool MA5215, 5.50%, 12/01/2053	1,701,501	1,701,152
Pool MA5216, 6.00%, 12/01/2053	423,925	429,279
Pool MA5245, 5.00%, 01/01/2054	3,364,101	3,303,854
Pool MA5247, 6.00%, 01/01/2054	21,662	21,929
Pool MA5294, 5.00%, 03/01/2054	1,096,140	1,076,283
Pool MA5331, 5.50%, 04/01/2054	745,548	745,140
Ginnie Mae II Pool
Pool MA7935, 2.00%, 03/20/2052	224,878	185,050
Pool MA7936, 2.50%, 03/20/2052	757,457	647,756
Pool MA8151, 4.50%, 07/20/2052	148,306	143,463
Pool MA8201, 4.50%, 08/20/2052	25,608	24,768
Pool MA8800, 5.00%, 04/20/2053	530,984	524,504
Pool MA8801, 5.50%, 04/20/2053	540,443	542,682
Pool MA8877, 4.50%, 05/20/2053	287,502	277,794
Pool MA8947, 5.00%, 06/20/2053	207,307	204,713
Pool MA8948, 5.50%, 06/20/2053	43,438	43,570
Pool MA9016, 5.00%, 07/20/2053	46,333	45,746
Pool MA9018, 6.00%, 07/20/2053	58,270	59,119
Pool MA9240, 5.00%, 10/20/2053	52,416	51,728
Pool MA9304, 5.00%, 11/20/2053	128,759	127,063
Government National Mortgage Association
Pool MA7827, 2.50%, 01/20/2052	176,364	150,822
Series 2020-107, Class AB, 1.00%, 07/20/2050	48,984	37,314
Series 2021-103, Class HE, 2.00%, 06/20/2051	33,934	27,950
Series 2021-156, Class LI, 4.00%, 09/20/2051 (f)	616,184	117,922

TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $54,250,360)		54,721,738

FOREIGN CORPORATE BONDS - 4.1%	Par	Value
Airlines - 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (c)	55,000	55,020
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028 (c)	337,000	334,818
		389,838

Automobiles & Components - 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	95,470

Banks - 1.7%
ASB Bank Ltd.
5.35%, 06/15/2026 (c)	323,000	326,652
5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032 (c)	159,000	158,687
Australia & New Zealand Banking Group Ltd./New York NY, 4.75%, 01/18/2027	361,000	363,773
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	171,776
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027 (c)	349,000	340,475
Banco Santander SA, 6.92%, 08/08/2033	600,000	646,321
Bank of Ireland Group PLC, 6.25% to 09/16/2025 then 1 yr. CMT Rate + 2.65%, 09/16/2026 (c)	452,000	455,962
Bank of Nova Scotia
1.45%, 01/10/2025	788,000	785,118
4.50%, 12/16/2025	512,000	509,254
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	200,000	205,083
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028 (c)	349,000	321,096
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030 (c)	352,000	357,836
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034 (c)	207,000	216,459
Commonwealth Bank of Australia, 5.84%, 03/13/2034 (c)	892,000	925,777
Credit Agricole SA
5.59%, 07/05/2026 (c)	558,000	566,126
5.13%, 03/11/2027 (c)	254,000	256,923
Deutsche Bank AG/New York NY, 4.16%, 05/13/2025	151,000	150,522
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027 (c)	4,000	3,974
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	1,393,000	1,525,183
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029 (c)	245,000	251,111
Macquarie Bank Ltd., 3.62%, 06/03/2030 (c)	863,000	796,149
Mitsubishi UFJ Financial Group, Inc.
5.72% to 02/20/2025 then 1 yr. CMT Rate + 1.08%, 02/20/2026	200,000	200,328
5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	245,924
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	191,705
Societe Generale SA, 1.49% to 12/14/2025 then 1 yr. CMT Rate + 1.10%, 12/14/2026 (c)	805,000	775,007
Standard Chartered PLC, 6.19% to 07/06/2026 then 1 yr. CMT Rate + 1.85%, 07/06/2027 (c)	200,000	203,674
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	204,973
5.80%, 07/13/2028	540,000	559,673
5.71%, 01/13/2030	253,000	263,577
1.71%, 01/12/2031	280,000	233,496
5.77%, 01/13/2033	351,000	369,624
Westpac Banking Corp., 5.51%, 11/17/2025	235,000	237,193
		12,819,431

Capital Goods - 0.1%
Vinci SA, 3.75%, 04/10/2029 (c)	637,000	614,110
Weir Group PLC, 2.20%, 05/13/2026 (c)	281,000	269,759
		883,869

Chemicals - 0.0%(b)
NOVA Chemicals Corp., 4.25%, 05/15/2029 (c)	60,000	55,861

Commercial Finance - 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	568,000	543,149
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028 (c)	213,000	194,565
		737,714

Consumer Staples Distribution & Retail - 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027 (c)	202,000	195,954

Energy - 0.1%
Aker BP ASA, 6.00%, 06/13/2033 (c)	192,000	198,219
Enbridge, Inc.
5.30%, 04/05/2029	40,000	40,750
5.70%, 03/08/2033	234,000	242,827
5.63%, 04/05/2034	280,000	288,573
		770,369

Exploration & Production - 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	45,711

Financial Services - 0.2%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028 (c)	200,000	205,014
UBS AG/London, 5.65%, 09/11/2028	250,000	258,654
UBS AG/Stamford CT, 2.95%, 04/09/2025	578,000	574,593
UBS Group AG
2.19% to 06/05/2025 then SOFR + 2.04%, 06/05/2026 (c)	65,000	64,074
1.31% to 02/02/2026 then SOFR + 0.98%, 02/02/2027 (c)	13,000	12,458
4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031 (c)	366,000	351,451
		1,466,244

Food & Beverage - 0.1%
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 2.50%, 01/15/2027	699,000	664,247

Food, Beverage & Tobacco - 0.1%
Heineken NV, 3.50%, 01/29/2028 (c)	882,000	856,666

Industrial Other - 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031 (c)	216,000	186,735

Insurance - 0.1%
AIA Group Ltd., 3.20%, 09/16/2040 (c)	213,000	165,173
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	253,000	229,900
		395,073

Integrated Oils - 0.1%
BP Capital Markets PLC, 4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	19,000	18,810
TotalEnergies Capital SA
5.15%, 04/05/2034	180,000	182,645
5.49%, 04/05/2054	225,000	227,236
5.64%, 04/05/2064	170,000	172,401
		601,092

Materials - 0.0%(b)
Hudbay Minerals, Inc., 6.13%, 04/01/2029 (c)	60,000	60,590
OCI NV, 6.70%, 03/16/2033 (c)	218,000	220,026
Taseko Mines Ltd., 8.25%, 05/01/2030 (c)	12,000	12,423
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (c)	6,000	6,331
Yara International ASA, 3.80%, 06/06/2026 (c)	22,000	21,622
		320,992

Media & Entertainment - 0.1%
Tencent Holdings Ltd., 3.98%, 04/11/2029 (c)	353,000	342,524

Metals & Mining - 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	328,000	329,665
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/2030 (c)	81,000	80,579
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027 (c)	31,263	30,439
		440,683

Pharmaceuticals - 0.0%(b)
Pfizer Investment Enterprises Pte Ltd., 5.34%, 05/19/2063	210,000	204,047

Railroad - 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	30,357

Real Estate Management & Development - 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027 (c)	347,000	337,406

Retail - Consumer Staples - 0.0%(b)
Viterra Finance BV, 2.00%, 04/21/2026 (c)	201,000	192,399

Semiconductors & Semiconductor Equipment - 0.4%
Renesas Electronics Corp., 2.17%, 11/25/2026 (c)	376,000	356,000
SK Hynix, Inc.
6.38%, 01/17/2028 (c)	1,290,000	1,344,670
5.50%, 01/16/2029 (c)	1,156,000	1,175,794
		2,876,464

Supermarkets & Pharmacies - 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027 (c)	290,000	282,920
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029 (c)	280,000	268,872
		551,792

Telecommunication Services - 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	232,091
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	85,928
		318,019

Transportation - 0.1%
AP Moller - Maersk AS, 5.88%, 09/14/2033 (c)	1,006,000	1,059,460

Utilities - 0.4%
E.ON International Finance BV, 6.65%, 04/30/2038 (c)	161,000	177,269
Electricite de France SA
3.63%, 10/13/2025 (c)	296,000	292,698
5.70%, 05/23/2028 (c)	349,000	357,758
6.95%, 01/26/2039 (c)	243,000	274,440
6.90%, 05/23/2053 (c)	236,000	266,203
Enel Finance International NV, 1.63%, 07/12/2026 (c)	577,000	548,770
Korea Electric Power Corp., 4.00%, 06/14/2027 (c)	703,000	693,216
National Grid PLC, 5.42%, 01/11/2034	290,000	295,782
		2,906,136

Wireline Telecommunications Services - 0.2%
British Telecommunications PLC, 5.13%, 12/04/2028	658,000	667,301
NTT Finance Corp., 4.24%, 07/25/2025 (c)	599,000	597,368
		1,264,669
TOTAL FOREIGN CORPORATE BONDS (Cost $30,469,072)		31,009,222

ASSET-BACKED SECURITIES - 2.9%	Par	Value
Airlines - 0.2%
American Airlines Group, Inc.
Series 2015-1, 3.38%, 05/01/2027	64,537	61,885
Series 2016-2, 3.20%, 06/15/2028	535,292	509,143
Series 2016-3, 3.00%, 10/15/2028	62,302	58,920
Series 2019-1, 3.15%, 02/15/2032	175,358	162,370
United Airlines, Inc.
Series 2014-1, 4.00%, 04/11/2026	68,897	68,005
Series 2016-2, 2.88%, 10/07/2028	25,801	24,194
Series 2019-2, 2.70%, 05/01/2032	161,178	143,230
Series 2023-1, 5.80%, 01/15/2036	245,392	254,665
		1,282,412

Automobile ABS - 0.4%
Avis Budget Car Rental LLC
Series 2020-2A, Class B, 2.96%, 02/20/2027 (c)	159,000	155,339
Series 2023-2A, Class B, 6.03%, 10/20/2027 (c)	100,000	101,019
Series 2024-1A, Class B, 5.85%, 06/20/2030 (c)	100,000	101,097
Series 2024-2A, Class A, 5.13%, 10/20/2028 (c)	210,000	210,752
BOF URSA Funding Trust, Series 2023-CAR3, Class A2, 6.29%, 07/26/2032 (c)	52,441	53,225
CarMax Auto Owner Trust, Series 2020-4, Class D, 1.75%, 04/15/2027	265,000	264,636
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	155,000	157,222
Ford Credit Floorplan LLC, Series 2024-1, Class A1, 5.29%, 04/15/2029 (c)	265,000	269,814
General Motors Co., Series 2024-1A, Class A1, 5.13%, 03/15/2029 (c)	210,000	212,915
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3, 4.85%, 12/18/2028	635,000	639,033
Huntington Bank Auto Credit-Linked Notes Series 2024-1, Series 2024-1, Class B1, 6.15%, 05/20/2032 (c)	232,662	235,225
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036 (c)	269,570	272,326
Santander Consumer USA Holdings, Inc., Series 2024-1, Class C, 5.45%, 03/15/2030	22,000	22,226
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, 01/20/2032 (c)	325,000	329,009
		3,023,838

Credit Card ABS - 0.4%
American Express Travel Related Services Co., Inc., Series 2024-2, Class A, 5.24%, 04/15/2031	685,000	708,388
Capital One Financial Corp.
Series 2023-A1, Class A, 4.42%, 05/15/2028	241,000	240,932
Series 2024-A1, Class A, 3.92%, 09/17/2029	1,805,000	1,783,669
		2,732,989

Home Equity ABS - 0.2%
JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, 6.26% (30 day avg SOFR US + 1.50%), 08/25/2054 (c)	370,453	372,603
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, 6.14%, 04/25/2044 (c)(h)	86,152	87,199
Towd Point Mortgage Trust
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064 (c)(h)	249,860	250,029
Series 2024-CES2, Class A1A, 6.13%, 02/25/2064 (c)(h)	271,676	274,018
Series 2024-CES4, Class A1, 5.12%, 09/25/2064 (c)(i)	255,347	252,985
		1,236,834

Other ABS - 1.5%
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (c)	35,162	32,227
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (c)	162,542	147,654
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054 (c)	176,000	176,766
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039 (c)	259,065	263,681
Series 2024-2A, Class A, 5.36%, 09/15/2039 (c)	97,922	96,993
CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, 09/16/2030 (c)	107,414	108,181
Cloud Capital Holdco LP
Series 2024-1A, Class A2, 5.78%, 11/22/2049 (c)(k)	453,000	453,000
Series 2024-2A, Class A2, 5.92%, 11/22/2049 (c)(k)	135,000	136,603
Crockett Partners Equipment Co. II LLC
Series 2024-1C, Class A, 6.05%, 01/20/2031 (c)	107,698	108,610
Series 2024-1C, Class B, 6.78%, 01/20/2031 (c)	92,843	93,717
Cyrusone Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048 (c)	325,000	313,098
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (c)	77,000	74,964
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030 (c)	250,000	252,682
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049 (c)	455,000	442,717
DLLAA LLC, Series 2023-1A, Class A3, 5.64%, 02/22/2028 (c)	32,000	32,520
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054 (c)	249,375	255,557
Elara Depositor LLC, Series 2023-A, Class A, 6.16%, 02/25/2038 (c)	215,655	220,184
Foundation Finance Trust, Series 2024-2A, Class A, 4.60%, 03/15/2050 (c)	293,808	291,661
Frontier Communications Parent, Inc.
Series 2023-1, Class A2, 6.60%, 08/20/2053 (c)	250,000	255,127
Series 2024-1, Class B, 7.02%, 06/20/2054 (c)	75,000	78,191
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056 (c)	99,195	80,926
Hilton Grand Vacations, Inc.
Series 2022-2A, Class A, 4.30%, 01/25/2037 (c)	49,304	48,503
Series 2024-1B, Class A, 5.75%, 09/15/2039 (c)	59,447	60,021
Series 2024-1B, Class B, 5.99%, 09/15/2039 (c)	86,122	86,826
IPFS Corp., Series 2024-D, Class A, 5.34%, 04/15/2029 (c)	104,000	105,747
Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, 07/17/2028 (c)	118,000	119,485
Kubota Credit Owner Trust, Series 2024-2A, Class A4, 5.19%, 05/15/2030 (c)	171,000	173,866
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class A, 1.43%, 05/20/2039 (c)	197,695	185,523
Series 2021-2A, Class B, 1.83%, 05/20/2039 (c)	164,052	154,403
Series 2023-1A, Class A, 4.93%, 10/20/2040 (c)	57,841	57,743
Series 2023-1A, Class B, 5.42%, 10/20/2040 (c)	289,204	290,506
Metronet Systems Holdings LLC, Series 2022-1A, Class A2, 6.35%, 10/20/2052 (c)	168,000	171,420
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042 (c)	224,503	220,111
Series 2024-2A, Class C, 4.92%, 03/20/2042 (c)	144,463	141,744
Navient Student Loan Trust, Series 2024-A, Class A, 5.66%, 10/15/2072 (c)	335,085	341,404
OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, 09/15/2036 (c)	200,000	205,067
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041 (c)	250,000	229,223
Sierra Timeshare Conduit Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (c)	91,394	88,261
Series 2021-2A, Class A, 1.35%, 09/20/2038 (c)	35,635	34,342
Series 2021-2A, Class B, 1.80%, 09/20/2038 (c)	17,817	17,129
Series 2024-1A, Class C, 5.94%, 01/20/2043 (c)	132,239	131,927
Series 2024-2A, Class B, 5.29%, 06/20/2041 (c)	224,116	221,935
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/2031 (c)	282,000	285,149
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048 (c)	196,139	197,760
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.90%, 03/25/2049 (c)	152,000	153,583
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054 (c)	479,000	487,290
Taco Bell Corp.
Series 2016-1A, Class A23, 4.97%, 05/25/2046 (c)	50,625	50,528
Series 2021-1A, Class A2I, 1.95%, 08/25/2051 (c)	245,625	229,278
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (c)	89,408	79,949
Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, 11/15/2027 (c)	332,000	337,583
Vantage Data Centers Guarantor LLC
Series 2020-1A, Class A2, 1.65%, 09/15/2045 (c)	110,000	106,975
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (c)	125,000	118,054
Verizon Master Trust, Series 2023-7, Class A1A, 5.67%, 11/20/2029	31,000	31,747
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,729,524
Verizon Master Trust, Series 2024-8, Class A1A, 4.62%, 11/20/2030(k)	300,000	300,612
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037 (c)(k)	298,000	298,000
Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, 04/20/2054 (c)	216,373	223,988
		11,630,265

Real Estate - 0.0%(b)
SBA Depositor LLC, Series 2020-1-2, 2.33%, 01/15/2028 (c)	150,000	137,344

Student Loan ABS - 0.1%
ELFI Graduate Loan Program, Series 2024-A, Class A, 5.56%, 08/25/2049 (c)	150,385	152,130
Navient Student Loan Trust
Series 2019-CA, Class A2, 3.13%, 02/15/2068 (c)	264,314	257,583
Series 2021-BA, Class A, 0.94%, 07/15/2069 (c)	40,061	35,977
Series 2021-EA, Class A, 0.97%, 12/16/2069 (c)	333,645	295,664
SoFi Professional Loan Program LLC, Series 2019-B, Class A2FX, 3.09%, 08/17/2048 (c)	43,212	42,000
		783,354

Wireless Telecommunications Services - 0.0%(b)
CC Towers Guarantor LLC, Series 4.24100, 4.24%, 07/15/2028 (c)	150,000	145,044

WL Collateral CMO - 0.1%
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067 (c)(h)	171,868	149,672
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066 (c)(h)	216,219	178,663
Towd Point Mortgage Trust
Series 2017-5, Class A1, 5.30% (1 mo. Term SOFR + 0.71%), 02/25/2057 (c)	16,784	17,431
Series 2018-2, Class A2, 3.50%, 03/25/2058 (c)(h)	100,000	95,328
Series 2022-4, Class A1, 3.75%, 09/25/2062 (c)	99,234	93,888
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066 (c)(h)	233,880	199,331
Series 2022-7, Class A1, 5.15%, 07/25/2067 (c)(i)	274,536	273,232
		1,007,545
TOTAL ASSET-BACKED SECURITIES (Cost $21,773,132)		21,979,625

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.2%	Par	Value
Commercial MBS - 1.1%
BANK-2019, Series 2019-BN17, Class C, 4.66%, 04/15/2052 (h)	235,000	215,095
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	500,000	528,549
BANK5 Trust
Series 2024-5YR12, Class C, 6.30%, 12/15/2057 (h)	255,000	260,464
Series 2024-5YR5, Class B, 6.54%, 02/15/2029 (h)	69,000	71,692
Series 2024-5YR7, Class B, 6.94%, 06/15/2057	201,000	212,611
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	570,000	591,448
BBCMS Trust
Series 2022-C17, Class A5, 4.44%, 09/15/2055	150,000	144,920
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (h)	14,876	16,818
Series 2024-C24, Class C, 6.00%, 02/15/2057	105,000	106,161
Benchmark Mortgage Trust
Series 2023-B40, Class C, 7.66%, 12/15/2056 (h)	111,000	118,972
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	143,365
Series 2024-V7, Class B, 7.08%, 05/15/2056 (h)	135,000	141,835
BMO Mortgage Trust
Series 2023-C7, Class A5, 6.16%, 12/15/2056	277,000	299,969
Series 2024-5C3, Class B, 6.56%, 02/15/2057 (h)	68,000	70,251
Series 2024-C8, Class C, 6.23%, 03/15/2057 (h)	85,000	86,827
Brookfield Properties Retail Holding LLC, Series 2024-SHOW, Class B, 5.83%, 10/10/2041 (c)(h)	170,000	168,748
BX Trust
Series 2021-VOLT, Class D, 6.37% (1 mo. Term SOFR + 1.76%), 09/15/2036 (c)	375,000	374,134
Series 2024-XL5, Class D, 7.30% (1 mo. Term SOFR + 2.69%), 03/15/2041 (c)	230,893	231,526
Citigroup Commercial Mortgage Trust
Series 2022-GC48, Class A5, 4.74%, 05/15/2054 (h)	132,000	129,875
Series 2023-PRM3, Class C, 6.57%, 07/10/2028 (c)(h)	200,000	203,231
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/2049	100,000	97,384
Commercial Mortgage Pass Through Certificates
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	4,749	4,741
Series 2024-277P, Class B, 7.23%, 08/10/2044 (c)(h)	213,000	223,410
Series 2024-CBM, Class D, 7.93%, 12/10/2041 (c)(h)(k)	100,000	103,296
Computershare Corporate Trust
Series 2016-C36, Class A4, 3.07%, 11/15/2059	100,000	96,414
Series 2017-C39, Class B, 4.03%, 09/15/2050	246,000	229,411
Series 2018-C44, Class A5, 4.21%, 05/15/2051	100,000	97,160
Series 2024-1CHI, Class C, 6.43%, 07/15/2035 (c)(h)	205,000	205,976
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/2048	381,000	377,141
Series 2015-C3, Class ASB, 3.45%, 08/15/2048	2,055	2,051
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039 (c)(h)	180,000	182,120
Series 2024-ELM, Class D15, 6.90%, 06/10/2039 (c)(h)	123,000	124,588
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class B, 6.51%, 02/10/2056 (h)	65,000	65,875
Series 2023-V1, Class C, 6.51%, 02/10/2056 (h)	62,909	62,626
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 7.50% (1 mo. Term SOFR + 2.89%), 03/15/2039 (c)	300,000	302,249
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	656,995	644,655
Series 2022-OPO, Class B, 3.38%, 01/05/2039 (c)	150,000	133,929
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/2048	78,971	78,080
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035 (c)(h)	129,000	121,817
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.22%, 12/15/2051 (h)	25,000	22,439
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, 12/15/2056 (h)	250,000	268,837
ONE Mortgage Trust, Series 2021-PARK, Class A, 5.42% (1 mo. Term SOFR + 0.81%), 03/15/2036 (c)	225,000	221,762
ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, 07/15/2039 (c)(h)	215,000	219,743
ORL Trust, Series 2023-GLKS, Class C, 8.26% (1 mo. Term SOFR + 3.65%), 10/19/2036 (c)	100,000	100,287
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041 (c)	354,000	362,639
		8,465,121

Home Equity ABS - 0.2%

BANK-2020, Series 2020-BN28, Class A4, 1.84%, 03/15/2063	100,000	84,896
BANK-2022, Series 2022-BNK39, Class A4, 2.93%, 02/15/2055 (h)	300,000	263,318
Benchmark Mortgage Trust
Series 2019-B15, Class AS, 3.23%, 12/15/2072	25,000	22,215
Series 2020-B17, Class C, 3.37%, 03/15/2053 (h)	35,000	26,283
BMO Mortgage Trust, Series 2022-C1, Class A5, 3.37%, 02/15/2055 (h)	110,000	99,478
Computershare Corporate Trust, Series 2019-C54, Class A4, 3.15%, 12/15/2052	100,000	92,054
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1B1, 7.48% (30 day avg SOFR US + 2.75%), 12/25/2041 (c)	100,000	102,492
Series 2022-R02, Class 2M1, 5.93% (30 day avg SOFR US + 1.20%), 01/25/2042 (c)	25,769	25,789
JP Morgan Mortgage Trust, Series 2024-2, Class A6A, 6.00%, 08/25/2054 (c)(h)	221,638	221,703
Morgan Stanley Capital I, Inc., Series 2020-HR8, Class A4, 2.04%, 07/15/2053	55,000	47,298
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043 (c)(h)	391,633	398,597
		1,384,123

WL Collateral CMO - 0.9%
Chase Mortgage Finance Corp.
Series 2024-2, Class A6A, 6.00%, 02/25/2055 (c)(h)	76,904	77,065
Series 2024-4, Class A6, 6.00%, 03/25/2055 (c)(h)	264,751	265,458
Ellington Financial Mortgage Trust
Series 2024-INV2, Class A1, 5.04%, 10/25/2069 (c)(h)	178,878	177,155
Series 2024-INV2, Class A3, 5.44%, 10/25/2069 (c)(h)	102,358	101,381
Fannie Mae Connecticut Avenue Securities
Series 2022-R02, Class 2M2, 7.73% (30 day avg SOFR US + 3.00%), 01/25/2042 (c)	500,000	513,900
Series 2022-R04, Class 1M2, 7.83% (30 day avg SOFR US + 3.10%), 03/25/2042 (c)	101,000	105,146
Series 2022-R07, Class 1M2, 9.38% (30 day avg SOFR US + 4.65%), 06/25/2042 (c)	55,000	59,464
Series 2023-R02, Class 1M1, 7.03% (30 day avg SOFR US + 2.30%), 01/25/2043 (c)	73,399	75,112
Series 2023-R06, Class 1M2, 7.43% (30 day avg SOFR US + 2.70%), 07/25/2043 (c)	500,000	520,063
Series 2024-R03, Class 2M2, 6.68% (30 day avg SOFR US + 1.95%), 03/25/2044 (c)	420,000	424,696
Series 2024-R04, Class 1M2, 6.38% (30 day avg SOFR US + 1.65%), 05/25/2044 (c)	99,000	99,799
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 5.53% (30 day avg SOFR US + 0.80%), 10/25/2041 (c)	6,305	6,302
Series 2021-DNA7, Class B1, 8.38% (30 day avg SOFR US + 3.65%), 11/25/2041 (c)	500,000	519,456
Series 2022-DNA1, Class M2, 7.23% (30 day avg SOFR US + 2.50%), 01/25/2042 (c)	100,000	102,161
Series 2022-DNA3, Class M1B, 7.63% (30 day avg SOFR US + 2.90%), 04/25/2042 (c)	55,000	57,053
Series 2022-DNA3, Class M2, 9.08% (30 day avg SOFR US + 4.35%), 04/25/2042 (c)	562,000	598,991
Series 2022-DNA5, Class M1B, 9.23% (30 day avg SOFR US + 4.50%), 06/25/2042 (c)	150,000	161,380
Series 2022-HQA1, Class M1B, 8.23% (30 day avg SOFR US + 3.50%), 03/25/2042 (c)	55,000	57,492
Series 2022-HQA2, Class M1B, 8.73% (30 day avg SOFR US + 4.00%), 07/25/2042 (c)	100,000	106,668
Series 2024-DNA1, Class M2, 6.68% (30 day avg SOFR US + 1.95%), 02/25/2044 (c)	500,000	506,783
JP Morgan Mortgage Trust, Series 2024-4, Class A6A, 6.00%, 10/25/2054 (c)(h)	196,165	196,485
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061 (c)(h)	308,297	252,431
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063 (c)(i)	214,268	217,169
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064 (c)(i)	424,658	420,881
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064 (c)(i)	147,707	146,144
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064 (c)(i)	227,668	229,415
Sequoia Mortgage Trust, Series 2024-7, Class A12, 5.50%, 08/25/2054 (c)(h)	277,031	276,081
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061 (c)(h)	73,036	60,827
		6,334,958
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,012,202)		16,184,202

FOREIGN GOVERNMENT AGENCY ISSUES - 1.1%	Par	Value
African Development Bank, 3.50%, 09/18/2029	460,000	446,941
Asian Development Bank
1.50%, 01/20/2027	330,000	312,207
3.75%, 04/25/2028	135,000	133,195
Asian Infrastructure Investment Bank, 4.25%, 03/13/2034	110,000	109,949
Inter-American Development Bank
1.50%, 01/13/2027	411,000	388,653
4.13%, 02/15/2029	208,000	208,133
3.63%, 09/17/2031	370,000	357,481
International Bank for Reconstruction & Development
0.88%, 07/15/2026	402,000	380,734
1.38%, 04/20/2028	93,000	84,885
4.50%, 06/26/2028	747,000	745,639
3.88%, 10/16/2029	500,000	493,005
5.75%, 05/02/2034	3,260,000	3,301,718
International Finance Corp., 4.38%, 01/15/2027	56,000	56,156
Province of British Columbia Canada, 4.75%, 06/12/2034	240,000	243,420
Province of Ontario Canada
3.70%, 09/17/2029	615,000	599,242
5.05%, 04/24/2034	275,000	285,068
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $8,140,006)		8,146,426

MORTGAGE-BACKED SECURITIES - 1.1%	Par	Value
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 7.51% (1 mo. Term SOFR + 2.90%), 08/15/2039 (c)	217,000	218,653
CONE Trust 2024-DFW1
Series 2024-DFW1, Class A, 6.25% (1 mo. Term SOFR + 1.64%), 08/15/2041 (c)	85,000	85,246
Series 2024-DFW1, Class D, 7.65% (1 mo. Term SOFR + 3.04%), 08/15/2041 (c)	92,000	92,270
Ginnie Mae II Pool
Pool MA9241, 5.50%, 10/20/2053	88,561	88,819
Pool MA9541, 5.50%, 03/20/2054	85,826	85,980
Pool MA9603, 4.50%, 04/20/2054	310,616	299,887
Pool MA9605, 5.50%, 04/20/2054	39,148	39,234
Pool MA9726, 6.00%, 06/20/2054	103,491	104,734
Pool MA9777, 4.50%, 07/20/2054	49,612	47,899
Pool MA9780, 6.00%, 07/20/2054	138,370	139,854
Federal Home Loan Mortgage Corp.
Pool RA5794, 4.00%, 09/01/2051	35,361	33,147
Pool RA6614, 2.50%, 01/01/2052	297,972	250,770
Pool RJ1854, 5.00%, 06/01/2054	144,124	141,645
Pool SD4977, 5.00%, 11/01/2053	71,475	70,205
Pool SD8160, 2.00%, 08/01/2051	44,543	35,901
Pool SD8189, 2.50%, 01/01/2052	220,921	185,942
Pool SD8213, 3.00%, 05/01/2052	43,308	37,800
Pool SD8342, 5.50%, 07/01/2053	1,018,109	1,018,834
Pool SD8383, 5.50%, 12/01/2053	87,984	87,967
Pool SD8420, 5.50%, 04/01/2054	147,329	147,249
Pool SD8438, 5.50%, 06/01/2054	37,676	37,655
Pool SD8447, 6.00%, 07/01/2054	98,651	99,851
Pool SD8463, 6.00%, 09/01/2054	67,530	68,352
Federal National Mortgage Association
Pool CA5354, 3.50%, 03/01/2050	44,267	40,261
Pool CB1332, 2.50%, 08/01/2051	200,016	168,697
Pool CB5384, 4.50%, 12/01/2052	136,821	131,640
Pool CB7867, 6.50%, 01/01/2054	154,032	157,774
Pool FS6668, 5.50%, 12/01/2053	601,259	600,930
Pool FS8078, 2.00%, 02/01/2052	101,658	81,722
Pool FS8824, 3.00%, 06/01/2052	78,410	68,560
Pool FS9453, 4.50%, 08/01/2053	39,898	38,387
Pool MA4624, 3.00%, 06/01/2052	158,375	138,203
Pool MA4656, 4.50%, 07/01/2052	1,140,142	1,096,961
Pool MA4782, 3.50%, 10/01/2052	314,845	285,784
Pool MA4841, 5.00%, 12/01/2052	156,494	154,250
Pool MA5352, 5.00%, 05/01/2054	1,067,396	1,048,059
Pool MA5389, 6.00%, 06/01/2054	129,025	130,596
Pool MA5442, 4.50%, 08/01/2054	34,447	33,095
Pool MA5445, 6.00%, 08/01/2054	57,329	58,028
Pool MA5530, 5.00%, 11/01/2054	59,846	58,752
Pool MA5531, 5.50%, 11/01/2054	109,335	109,258
		6,616,275
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,825,997)		7,818,851

U.S. GOVERNMENT AGENCY ISSUES - 1.0%	Par	Value
Federal Farm Credit Banks Funding Corp
4.88%, 08/28/2026	5,000	5,051
4.50%, 03/26/2027	10,000	10,064
0.86%, 10/05/2027	44,000	40,090
5.34%, 11/06/2028	270,000	270,450
4.25%, 12/15/2028	63,000	63,210
1.55%, 03/15/2029	8,000	7,167
4.13%, 03/20/2029	10,000	9,988
4.97%, 03/27/2029	10,000	10,002
1.19%, 07/16/2029	7,000	6,106
1.14%, 08/20/2029	30,000	26,099
1.23%, 09/10/2029	71,000	61,949
1.74%, 06/03/2030	988,000	864,042
1.25%, 06/24/2030	21,000	17,832
1.60%, 07/15/2030	33,000	28,509
1.55%, 07/26/2030	134,000	115,381
1.24%, 09/03/2030	671,000	565,441
1.32%, 09/09/2030	22,000	18,635
1.22%, 09/23/2030	1,201,000	1,008,193
1.30%, 02/03/2031	35,000	29,191
1.67%, 03/03/2031	31,000	26,324
2.02%, 04/01/2031	72,000	62,709
4.75%, 05/02/2031	257,000	263,186
1.88%, 06/16/2031	22,000	18,914
3.30%, 03/23/2032	9,000	8,301
1.69%, 08/20/2035	196,000	147,453
1.68%, 09/17/2035	55,000	41,230
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	133,543
3.00%, 03/10/2028	10,000	9,648
3.25%, 06/09/2028	140,000	136,156
4.50%, 03/09/2029	250,000	252,766
2.13%, 12/14/2029	150,000	136,469
1.50%, 03/14/2031	1,760,000	1,486,620
4.75%, 03/10/2034	165,000	169,167
Federal Home Loan Mortgage Corp
5.63%, 06/11/2027	69,000	69,027
5.47%, 07/17/2028	9,000	8,998
Tennessee Valley Authority
4.38%, 08/01/2034	290,000	287,913
4.88%, 01/15/2048	716,000	722,804
4.25%, 09/15/2065	229,000	201,337
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,298,296)		7,339,965

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.8%	Par	Value
Brazilian Government International Bond, 6.13%, 03/15/2034	420,000	413,881
Colombia Government International Bond, 3.00%, 01/30/2030	250,000	210,703
Costa Rica Government International Bond, 7.16%, 03/12/2045	420,000	441,420
Guatemala Government Bond, 6.55%, 02/06/2037 (c)	415,000	416,245
Indonesia Government International Bond, 5.25%, 01/17/2042 (c)	200,000	199,855
Mexico Government International Bond
6.00%, 05/07/2036	349,000	341,097
5.55%, 01/21/2045	140,000	127,097
Oman Government International Bond, 6.50%, 03/08/2047 (c)	405,000	413,924
Panama Government International Bond, 2.25%, 09/29/2032	200,000	148,230
Paraguay Government International Bond, 5.40%, 03/30/2050 (c)	460,000	409,515
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	130,585
3.30%, 03/11/2041	141,000	107,211
3.55%, 03/10/2051	140,000	100,564
Philippine Government International Bond
7.75%, 01/14/2031	211,000	243,103
6.38%, 10/23/2034	394,000	434,639
Province of Quebec Canada, 4.25%, 09/05/2034	310,000	302,338
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	14,955
5.50%, 03/18/2054	946,000	919,058
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	146,208
Romanian Government International Bond, 6.13%, 01/22/2044 (c)	100,000	92,095
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	101,838
4.13%, 11/20/2045	138,000	121,235
4.98%, 04/20/2055	324,000	300,490
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $6,153,521)		6,136,286

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 0.1%	Par	Value
Commercial MBS - 0.1%
BX Trust, Series 2024-VLT4, Class E, 7.50% (1 mo. Term SOFR + 2.89%), 07/15/2029 (c)	213,000	213,907
Morgan Stanley ABS Capital I, Inc., Series 2021-230P, Class B, 6.17% (1 mo. Term SOFR + 1.56%), 12/15/2038 (c)	98,000	92,507
SFO Commercial Mortgage Trust, Series 2021-555, Class A, 5.87% (1 mo. Term SOFR + 1.26%), 05/15/2038 (c)	341,000	330,030
SREIT Trust, Series 2021-PALM, Class A, 5.31% (1 mo. Term SOFR + 0.70%), 10/15/2034 (c)	175,000	173,987
STWD Trust, Series 2021-FLWR, Class A, 5.30% (1 mo. Term SOFR + 0.69%), 07/15/2036 (c)	150,000	149,768

TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $954,429)		960,199

MUNICIPAL BONDS - 0.0%(b)	Par	Value
New York - 0.0%(b)
New York City Housing Development Corp., 8.71%, 02/15/2048 (Obligor: Fc 8 Spruce Street Resid) (d)	270,000	269,882
TOTAL MUNICIPAL BONDS (Cost $265,275)		269,882

SHORT-TERM INVESTMENTS - 1.2%		Value
Investments Purchased with Proceeds from Securities Lending - 0.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.50% (j)	3,458,680	3,458,680

Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.56% (j)	5,650,103	5,650,103
TOTAL SHORT-TERM INVESTMENTS (Cost $9,108,783)		9,108,783

TOTAL INVESTMENTS - 100.4% (Cost $749,198,117)		757,035,379
Liabilities in Excess of Other Assets - (0.4)%		(2,695,628)
TOTAL NET ASSETS - 100.0%		$754,339,751
two		–%

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $3,396,331 which represented 0.5% of net assets.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2024, the value of these securities total $84,561,298 or 11.2% of the Fund’s net assets.

(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2024.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)	Interest only security.
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2024.

(i)	Step coupon bond. The rate disclosed is as of November 30, 2024.
(j)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.
(k)	Fair valued security. Value determined using significant unobservable inputs.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

ActivePassive Core Bond ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3^	Total
Investments:
U.S. Treasury Securities	$–	$248,396,524	$–	$248,396,524
Exchange Traded Funds	201,696,023	–	–	201,696,023
Corporate Bonds	–	143,267,653	–	143,267,653
Agency Commercial Mortgage Backed Securities	–	54,721,738	–	54,721,738
Foreign Corporate Bonds	–	31,009,222	–	31,009,222
Asset-Backed Securities	–	20,791,410	1,188,215	21,979,625
Collateralized Mortgage Obligations	–	16,080,906	103,296	16,184,202
Foreign Government Agency Issues	–	8,146,426	–	8,146,426
Mortgage-Backed Securities	–	7,818,851	–	7,818,851
U.S. Government Agency Issues	–	7,339,965	–	7,339,965
Foreign Government Debt Obligations	–	6,136,286	–	6,136,286
Non-Agency Commercial Mortgage Backed Securities	–	960,199	–	960,199
Municipal Bonds	–	269,882	–	269,882
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,458,680
Money Market Funds	5,650,103	–	–	5,650,103
Total Investments	$207,346,126	$544,939,062	$1,291,511	$757,035,379

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,458,680 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.

As of November 30, 2024, the Fund held Level 3 investments that were valued at the most recent trade price in an inactive market.  The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the year ended November 30, 2024 is not presented.